UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2017

Date of reporting period:  May 31, 2017

Item 1. Reports to Stockholders.

Semi-Annual Report

Convergence Core Plus Fund
Convergence Opportunities Fund
Convergence Market Neutral Fund

May 31, 2017

Investment Adviser

Convergence Investment Partners, LLC
1245 Cheyenne Avenue
Suite 102
Grafton, Wisconsin 53024

Phone: 877-677-9414

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLES	9

CONVERGENCE CORE PLUS FUND
SCHEDULE OF INVESTMENTS	18
SCHEDULE OF SECURITIES SOLD SHORT	26

CONVERGENCE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS	32
SCHEDULE OF SECURITIES SOLD SHORT	39

CONVERGENCE MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS	46
SCHEDULE OF SECURITIES SOLD SHORT	53

STATEMENTS OF ASSETS AND LIABILITIES	60

STATEMENTS OF OPERATIONS	61

STATEMENTS OF CHANGES IN NET ASSETS
CONVERGENCE CORE PLUS FUND	62
CONVERGENCE OPPORTUNITIES FUND	63
CONVERGENCE MARKET NEUTRAL FUND	64

STATEMENTS OF CASH FLOWS	66

FINANCIAL HIGHLIGHTS
CONVERGENCE CORE PLUS FUND	68
CONVERGENCE OPPORTUNITIES FUND	70
CONVERGENCE MARKET NEUTRAL FUND	72

NOTES TO FINANCIAL STATEMENTS	73

NOTICE OF PRIVACY POLICY & PRACTICES	86

ADDITIONAL INFORMATION	87

Dear Shareholder:

We are pleased to provide to you the semi-annual report of the Convergence Core Plus Fund, the Convergence Opportunities Fund and the Convergence Market Neutral Fund for the period ended May 31, 2017. With the Convergence Core Plus Fund’s inception on December 29, 2009, we have been successfully managing the fund for nearly 7.5 years. Moreover, our smaller cap focused Convergence Opportunities Fund is nearing its 4 year anniversary. Finally, our most recently launched fund, the Convergence Market Neutral Fund, has now surpassed 16 months of returns. All of our funds employ the Convergence systematic long/short investment approach which seeks to benefit from fundamentally strong companies outperforming their weak fundamental counterparts. Over the long term, our funds strive for strong total returns with the potential for downside risk mitigation through an active short.

We manage all of our mutual funds with the philosophy that over the long term strong “fundamentals” outperform weak “fundamentals.”  Moreover, our funds all utilize the Convergence proprietary stock ranking process which analyzes the domestic investment universe and helps to identify, quantify and rank strong and weak fundamentals.  After a strong finish to 2016, the Convergence process had a challenging start to 2017. The fundamentally strong rally that materialized after the presidential election seems to have morphed into a “growth at any price” fueled melt up.  In the first quarter of 2017, a number of traditionally profitable factors were inverted.  This means that what we would expect to happen, good outperforming bad, was turned on its head.  For example, high-profit margin companies were outperformed by companies that had recently lost money.  We at Convergence never want to underperform, however, given the environment it is hard to imagine how our strategies could have kept pace in such an un-fundamental start to 2017.  In Q4-2016 we saw a theme emerging, that investors were beginning to look harder at individual company fundamentals. We also saw that our factors, which encapsulate thematic investor preferences were starting to generate returns commensurate with their long run averages. Although the start to 2017 didn’t jibe with our disciplined process, we still believe that our time-tested methodology of tilting our portfolios towards favorably ranked fundamentals should be rewarding to shareholders over the long haul. We continue to believe that as the Federal Reserve and monetary policy fade away, individual company fundamentals will again be the key driver for identifying winners and losers.  Finally, we remain steadfast to our philosophy that strong fundamentals win over the long term.

Convergence Core Plus Fund Performance

The Convergence Core Plus Fund’s Institutional Class has advanced cumulatively 152.04% net of fees from December 29, 2009 (its inception) through May 31, 2017, versus the Russell 3000® Total Return Index at 150.23%. Ten thousand dollars invested in the Convergence Core Plus Fund (MARNX) at its inception would be worth $25,204 as of 5/31/2017*.

Average Annual Total Returns (net of fees)

						Since
	One		One	Three	Five	Inception
Through May 31, 2017	Month	YTD	Year	Year	Year	Annualized
Convergence Core Plus
Institutional Class (MARNX)	-0.43%	1.82%	15.88%	6.12%	13.43%	13.27%
Russell 3000® Total
Return Index	1.02%	7.96%	17.69%	9.68%	15.26%	13.16%

						Since
			One	Three	Five	Inception
Through March 31, 2017	Quarter**	YTD**	Year	Year	Year	Annualized
Convergence Core Plus
Institutional Class (MARNX)	1.98%	1.98%	14.55%	7.83%	11.69%	13.62%
Russell 3000® Total
Return Index	5.74%	5.74%	18.07%	9.76%	13.18%	13.16%

Institutional Class inception = 12/29/2009

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-877-677-9414.

Gross Expense Ratio on the fund applicable to investors is 2.21%, the Expense Ratio net of dividends on short positions is 1.31%. Pursuant to an operating expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to contractually waive its management fees and/or reimburse Fund expenses to ensure that total annual fund operating expenses (exclusive of dividends or interest expenses on short positions, acquired fund fees and expenses, leverage expenses (i.e., any expenses incurred in connection with borrowings made by the Fund), tax expenses, brokerage commissions, and extraordinary expenses) do not exceed 1.50% of the average net assets for the Institutional Class of the Core Plus Fund through March 30, 2018.

*
This illustrates the performance of a hypothetical $10,000 investment made in the Fund from 12/29/2009 – 5/31/2017 and assumes reinvestment of dividends and capital gains, but does not reflect the effect of any applicable sales charge or redemption fees. This does not imply any future performance.

Periods less than 12 months are not annualized.

**1/1/17 – 3/31/17

Convergence Opportunities Fund Performance

The Convergence Opportunities Fund completed its first 3.5 years, from November 29, 2013 through May 31, 2017, up cumulatively 21.02% net of fees, while the Russell 2000® Total Return Index was up 25.86% cumulative over the same period.

Average Annual Total Returns (net of fees)

						Since
	One		One	Three	Five	Inception
Through May 31, 2017	Month	YTD	Year	Year	Year	Annualized
Convergence Opportunities
Institutional Class (CIPOX)	-2.44%	-2.76%	14.86%	5.92%	n/a	5.60%
Russell 2000® Total
Return Index	-2.03%	1.48%	20.36%	8.00%	n/a	6.79%

						Since
			One	Three	Five	Inception
Through March 31, 2017	Quarter**	YTD**	Year	Year	Year	Annualized
Convergence Opportunities
Institutional Class (CIPOX)	-1.14%	-1.14%	15.45%	6.86%	n/a	6.41%
Russell 2000® Total
Return Index	2.47%	2.47%	26.22%	7.22%	n/a	7.45%

Fund inception = 11/29/2013

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-877-677-9414.

Gross Expense Ratio on the fund applicable to investors is 2.57%, the Expense Ratio net of dividends on short positions is 1.36%. Pursuant to an operating expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to contractually waive its management fees and/or reimburse Fund expenses to ensure that total annual fund operating expenses (exclusive of dividends or interest expenses on short positions, acquired fund fees and expenses, leverage expenses (i.e., any expenses incurred in connection with borrowings made by the Fund), tax expenses, brokerage commissions, and extraordinary expenses) do not exceed 1.50% of the average net assets for the Institutional Class of the Opportunities Fund through March 30, 2018.

Periods less than 12 months are not annualized.

**1/1/17 – 3/31/17

Convergence Market Neutral Fund Performance

The Convergence Market Neutral Fund was up cumulatively 1.60% net of fees from its January 29, 2016, inception through May 31, 2017.

Average Annual Total Returns (net of fees)

					Since
	One		One	Three	Inception
Through May 31, 2017	Month	YTD	Year	Year	Annualized
Convergence Market Neutral
Institutional Class (CPMNX)	-0.29%	-2.78%	5.83%	n/a	1.19%
BofA Merrill Lynch 3 Month
U.S. Treasury Bill Index	0.05%	0.22%	0.44%	n/a	0.41%
S&P 500 TR Index	1.41%	8.66%	17.47%	n/a	20.29%

					Since
			One	Three	Inception
Through March 31, 2017	Quarter**	YTD**	Year	Year	Annualized
Convergence Market Neutral
Institutional Class (CPMNX)	-2.20%	-2.20%	2.51%	n/a	1.88%
BofA Merrill Lynch 3 Month
U.S. Treasury Bill Index	0.10%	0.10%	0.36%	n/a	0.37%
S&P 500 TR Index	6.07%	6.07%	17.17%	n/a	20.98%

Fund inception = 1/29/2016

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-877-677-9414.

Gross Expense Ratio on the fund is 4.29%, the Net Expense Ratio applicable to investors is 3.28% and the Net Expense Ratio excluding dividends on short positions is 1.52%. Pursuant to an operating expense limitation agreement between the Adviser and the Fund, the Adviser has contractually agreed to waive its management fees and/or reimburse Fund expenses to ensure that total annual fund operating expenses (exclusive of dividends or interest expenses on short positions, acquired fund fees and expenses, leverage expenses (i.e., any expenses incurred in connection with borrowings made by the Fund), tax expenses, brokerage commissions, and extraordinary expenses) for the Fund does not exceed 1.50% of the Fund’s average net assets through January 29, 2019.

Periods less than 12 months are not annualized

**1/1/17 – 3/31/17

Convergence Investment Partners is an active equity manager dedicated to managing outstanding U.S. equity strategies. Our team’s experience spans decades of investing based on fundamental stock picking combined with advanced technology. This has allowed us to develop systematic stock selection strategies that we believe can help garner powerful results. Convergence uses its proprietary process to select and rank investments, construct portfolios, and help manage risk in each of its products. Our strategies are based on corporate fundamentals supported by compelling empirical results that are applied within each industry group. Our firm’s name, Convergence, communicates our philosophy of a fundamental stock picking process that incorporates the intersection of sound investment theory executed in a disciplined environment utilizing advanced technology.

Thank you for your support.

David J. Abitz, CFA	Justin Neuberg, CFA
President & Chief Investment Officer	Co-Portfolio Manager
Convergence Investment Partners, LLC	Convergence Investment Partners, LLC

Disclosures

Past performance is not indicative of future results.

This commentary is for informational purposes only and should not be viewed as a recommendation to buy or sell any security. Investors should seek financial advice regarding the appropriateness of investing in any securities or investment strategies discussed in this documentation and should understand that statements regarding future prospects may not be realized. Investors should note that income from such securities may fluctuate and that each security’s price or value may rise or fall. Accordingly, investors may receive back less than originally invested. There is no guarantee that the views expressed will come to pass.

Mutual fund investing involves risk. Principal loss is possible. Investments in small, micro and midcap companies involve additional risks such as limited liquidity and greater volatility than larger capitalization companies. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Funds regularly make short sales of securities, which involves unlimited risk including the possibility that losses may exceed the original amount invested. However, a mutual fund investor’s risk is limited to the amount of one’s investment in a mutual fund.

Must be preceded or accompanied by a prospectus.

Quasar Distributors, LLC, distributor.

The Russell 2000® Total Return Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Total Return Index is a subset of the Russell 3000 Total Return Index.

The Russell 3000® Total Return Index measures the performance of the largest 3000 Total Return U.S. companies representing approximately 98% of the investable U.S. equity market.

The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

The S&P 500 TR Index is an American stock market index based on the market capitalizations of 500 large companies having common stock listed on the NYSE or NASDAQ and assumes that any cash distributions, such as dividends, are reinvested back into the index.

The volatility of an index may be materially different from that of the strategy due to varying degrees of diversification and other factors. Index returns do not reflect the deduction of any fees. You cannot invest directly in an index.

CONVERGENCE FUNDS
Expense Examples
(Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees (Investment Class shares only) and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/16 – 5/31/17).

Actual Expenses

The first lines of the following tables provide information about actual account values and actual expenses. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second lines of the following tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

CONVERGENCE FUNDS
Expense Examples (Continued)
(Unaudited)

	Convergence Core Plus Fund –
	Institutional Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/16	5/31/17	12/1/16 – 5/31/17*
Actual**	$1,000.00	$1,044.60	$10.45
Hypothetical (5% return
before expenses)***	$1,000.00	$1,014.71	$10.30

*
Expenses are equal to the Fund’s annualized expense ratio of 2.05%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).  Excluding dividends on short positions, interest and broker expenses, the Fund’s annualized expense ratio would be 1.32%.

**	Excluding dividends on short positions, interest and broker expenses, your actual cost of investing in the Fund would be $6.73.
***	Excluding dividends on short positions, interest and broker expenses, your hypothetical cost of investing in the Fund would be $6.64.

	Convergence Opportunities Fund –
	Institutional Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/16	5/31/17	12/1/16 – 5/31/17*
Actual**	$1,000.00	$1,013.50	$11.60
Hypothetical (5% return
before expenses)***	$1,000.00	$1,013.41	$11.60

*
Expenses are equal to the Fund’s annualized expense ratio of 2.31%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).  Excluding dividends on short positions, interest and broker expenses, the Fund’s annualized expense ratio would be 1.33%.

**	Excluding dividends on short positions, interest and broker expenses, your actual cost of investing in the Fund would be $6.68.
***	Excluding dividends on short positions, interest and broker expenses, your hypothetical cost of investing in the Fund would be $6.69.

CONVERGENCE FUNDS
Expense Examples (Continued)
(Unaudited)

	Convergence Market Neutral Fund –
	Institutional Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/16	5/31/17	12/1/16 – 5/31/17*
Actual**	$1,000.00	$ 986.40	$12.18
Hypothetical (5% return
before expenses)***	$1,000.00	$1,012.67	$12.34

*
Expenses are equal to the Fund’s annualized expense ratio of 2.46%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).  Excluding dividends on short positions, interest and broker expenses, the Fund’s annualized expense ratio would be 1.50%.

**	Excluding dividends on short positions, interest and broker expenses, your actual cost of investing in the Fund would be $7.43.
***	Excluding dividends on short positions, interest and broker expenses, your hypothetical cost of investing in the Fund would be $7.54.

CONVERGENCE CORE PLUS FUND
Investment Highlights
(Unaudited)

The Fund’s investment objective is to seek long-term capital growth.  The Fund seeks to achieve this objective by establishing long and short positions in equity securities of domestic and foreign companies.  The Fund focuses primarily on companies with medium and large market capitalizations, although the Fund may establish long and short positions in companies of any market capitalization.  The Core Plus Fund generally considers companies with medium and large market capitalizations to be those that comprise upper half of the Russell 3000® Total Return Index. The Fund will hold long (purchase) securities that the Adviser believes will outperform the market, and will sell short securities expected to underperform the market.

Allocation of Portfolio Holdings
(as a percentage of net assets)

*  Excludes securities lending collateral.

Continued

CONVERGENCE CORE PLUS FUND
Investment Highlights (Continued)
(Unaudited)

Average Annual Total Returns as of May 31, 2017

		Russell 3000®
	Institutional	Total
	Class Shares	Return Index
One Year	15.88%	17.69%
Three Year	6.12%	9.68%
Five Year	13.43%	15.26%
Since Inception (12/29/09)	13.27%	13.16%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month- end may be obtained by calling 877-677-9414.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date for Institutional Class shares. The graph does not reflect any future performance.

The Russell 3000® Total Return Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

One cannot invest directly in an index.

Growth of $15,000 Investment

*  Inception Date

CONVERGENCE OPPORTUNITIES FUND
Investment Highlights
(Unaudited)

The Fund’s investment objective is to seek long-term capital growth.  The Fund seeks to achieve this objective by establishing long and short positions in equity securities of domestic and foreign companies.  The Fund focuses primarily on companies with small to medium market capitalizations, although the Fund may establish long and short positions in companies of any market capitalization.  The Fund generally considers companies with small and medium market capitalizations to be those companies that comprise the lower 2,500 stocks by market capitalization of the Russell 3000® Total Return Index.  The Fund will hold long (purchase) securities that the Adviser believes will outperform the market, and will sell short securities expected to underperform the market.

Allocation of Portfolio Holdings
(as a percentage of net assets)

*  Excludes securities lending collateral.

Continued

CONVERGENCE OPPORTUNITIES FUND
Investment Highlights (Continued)
(Unaudited)

Average Annual Total Returns as of May 31, 2017

		Russell 2000®
	Institutional	Total
	Class Shares	Return Index
One Year	14.86%	20.36%
Three Year	5.92%	8.00%
Since Inception (11/29/13)	5.60%	6.79%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month- end may be obtained by calling 877-677-9414.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date for Institutional Class shares. The graph does not reflect any future performance.

The Russell 2000® Total Return Index measures the performance of the small-cap segment of the U.S. equity universe.  The Russell 2000® Total Return Index is a subset of the Russell 3000® Total Return Index.

One cannot invest directly in an index.

Growth of $15,000 Investment

*  Inception Date

CONVERGENCE MARKET NEUTRAL FUND
Investment Highlights
(Unaudited)

The Fund’s investment objective is to seek positive absolute returns. The Fund seeks to achieve its investment objective by establishing long and short positions in equity securities of domestic and foreign companies that are deemed to be attractive (and likely to increase in price), or unattractive (and likely to decrease in price). The Fund is designed to be “market neutral,” targeting a portfolio designed to generate positive absolute returns with low correlation to the U.S. equity market over a normal business cycle. The Fund focuses primarily on companies with medium and large market capitalizations, although the Fund may establish long and short positions in companies of any market capitalization. The Fund will hold long (purchase) securities that the Adviser believes will outperform the market, and will sell short securities it expects to underperform the market.

Allocation of Portfolio Holdings
(as a percentage of net assets)

*  Excludes securities lending collateral.

Continued

CONVERGENCE MARKET NEUTRAL FUND
Investment Highlights (Continued)
(Unaudited)

Average Annual Returns as of May 31, 2017

		BofA
		Merrill Lynch
		3 Month
	Institutional	U.S. Treasury
	Class Shares	Bill Index
One Year	5.83%	0.44%
Since Inception (1/29/16)	1.19%	0.41%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month- end may be obtained by calling 877-677-9414.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date for Institutional Class shares. The graph does not reflect any future performance.

The BofA Merrill Lynch 3 Month U.S. Treasury Bill Index is a unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

One cannot invest directly in an index.

Growth of $15,000 Investment

*  Inception Date

CONVERGENCE CORE PLUS FUND

Schedule of Investments

May 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS* 124.55%

Accommodation 0.52%
Penn National Gaming, Inc. (a)	33,990	$657,027

Administrative and Support Services 0.74%
ManpowerGroup, Inc.	4,524	460,860
On Assignment, Inc. (a)	9,063	474,901
		935,761
Air Transportation 2.87%
American Airlines Group, Inc.	21,140	1,023,387
Copa Holdings SA – Class A (b)	7,187	812,418
Southwest Airlines Co.	15,631	939,267
United Continental Holdings, Inc. (a)	10,795	860,038
		3,635,110
Beverage and Tobacco Product Manufacturing 1.06%
PepsiCo., Inc.	11,476	1,341,200

Broadcasting (except Internet) 2.73%
Discovery Communications, Inc. – Class A (a)	45,145	1,196,343
DISH Network Corp. – Class A (a)	20,165	1,285,922
Liberty Interactive Corp. – Class A (a)	41,826	981,238
		3,463,503
Building Material and Garden Equipment and Supplies Dealers 1.17%
Home Depot, Inc.	9,673	1,484,902

Chemical Manufacturing 8.17%
AbbVie, Inc.	37,213	2,456,802
Bristol-Myers Squibb Co.	38,626	2,083,873
Huntsman Corp.	33,055	790,014
Johnson & Johnson	6,074	778,991
Kronos Worldwide, Inc.	24,876	456,226
Pfizer, Inc.	65,273	2,131,163
Trinseo SA (b)(c)	10,868	700,443
United Therapeutics Corp. (a)	7,863	950,558
		10,348,070
Computer and Electronic Product Manufacturing 12.70%
Amkor Technology, Inc. (a)	94,776	1,074,760
Apple, Inc.	13,111	2,002,836
Applied Materials, Inc.	28,886	1,325,290
Garmin Ltd. (b)	8,988	467,736

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Computer and Electronic Product Manufacturing 12.70% (Continued)
Halyard Health, Inc. (a)	27,749	$997,298
InterDigital, Inc.	9,609	778,329
Jabil Circuit, Inc.	41,542	1,242,937
Juniper Networks, Inc.	38,635	1,133,165
Lam Research Corp.	7,504	1,164,396
Masimo Corp. (a)	9,590	834,714
Maxim Integrated Products, Inc.	17,548	838,794
Skyworks Solutions, Inc.	10,580	1,126,029
Tech Data Corp. (a)	8,990	871,760
Teradata Corp. (a)	53,104	1,447,615
Vishay Intertechnology, Inc.	50,601	827,326
		16,132,985
Construction of Buildings 0.77%
KB Home	22,179	465,315
Toll Brothers, Inc.	13,743	507,254
		972,569
Credit Intermediation and Related Activities 9.97%
Bank of America Corp.	122,206	2,738,636
Capital One Financial Corp.	25,524	1,963,306
Citigroup, Inc.	50,569	3,061,448
Citizens Financial Group, Inc.	13,824	471,398
East West Bancorp, Inc.	9,170	501,874
JPMorgan Chase & Co.	29,464	2,420,468
Regions Financial Corp.	73,972	1,023,772
Zions Bancorporation	11,350	454,795
		12,635,697
Data Processing, Hosting and Related Services 2.44%
Hewlett Packard Enterprise Co.	66,035	1,242,118
MasterCard, Inc. – Class A	15,103	1,855,857
		3,097,975
Electrical Equipment, Appliance, and
Component Manufacturing 1.12%
Corning, Inc.	48,959	1,424,707

Electronics and Appliance Stores 2.08%
Aaron’s, Inc.	31,993	1,168,384
Best Buy Co., Inc.	24,779	1,471,625
		2,640,009

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Fabricated Metal Product Manufacturing 1.45%
Mueller Industries, Inc.	16,480	$466,054
Parker-Hannifin Corp.	8,688	1,368,099
		1,834,153
Food Manufacturing 3.86%
Bunge Ltd. (b)	22,377	1,789,489
Dean Foods Co.	82,559	1,505,876
Tyson Foods, Inc. – Class A	27,918	1,600,818
		4,896,183
Food Services and Drinking Places 1.70%
Darden Restaurants, Inc.	7,146	635,494
Domino’s Pizza, Inc.	3,270	692,324
Hyatt Hotels Corp. – Class A (a)	14,320	826,264
		2,154,082
Furniture and Related Product Manufacturing 0.30%
Herman Miller, Inc.	11,890	375,130

General Merchandise Stores 2.57%
Target Corp.	21,786	1,201,498
Wal-Mart Stores, Inc.	26,029	2,045,880
		3,247,378
Health and Personal Care Stores 2.38%
CVS Health Corp.	11,276	866,335
Express Scripts Holding Co. (a)	15,290	913,578
McKesson Corp.	7,590	1,237,853
		3,017,766
Heavy and Civil Engineering Construction 0.43%
MasTec, Inc. (a)	12,979	550,310

Insurance Carriers and Related Activities 6.35%
Aetna, Inc.	7,009	1,015,323
Assured Guaranty Ltd. (b)(c)	20,316	793,543
Everest Re Group Ltd. (b)	3,090	786,869
Lincoln National Corp.	10,840	704,383
MGIC Investment Corp. (a)	46,860	495,779
Primerica, Inc.	9,349	674,998
Prudential Financial, Inc.	7,612	798,118
UnitedHealth Group, Inc.	5,416	948,775

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Insurance Carriers and Related Activities 6.35% (Continued)
WellCare Health Plans, Inc. (a)	5,812	$998,501
XL Group Ltd. (b)	19,140	836,227
		8,052,516
Leather and Allied Product Manufacturing 0.32%
Wolverine World Wide, Inc.	15,487	402,662

Machinery Manufacturing 1.88%
Donaldson Company, Inc.	13,930	668,083
Ingersoll-Rand PLC (b)	11,667	1,045,363
Nordson Corp.	5,830	675,580
		2,389,026
Management of Companies and Enterprises 0.40%
AES Corp.	42,975	501,948

Merchant Wholesalers, Durable Goods 3.92%
Applied Industrial Technologies, Inc.	8,750	540,313
Builders FirstSource, Inc. (a)	37,700	514,982
HRG Group, Inc. (a)	84,682	1,606,417
Leucadia National Corp.	19,833	483,727
LKQ Corp. (a)	40,670	1,280,698
VWR Corp. (a)(c)	16,190	535,241
		4,961,378
Merchant Wholesalers, Nondurable Goods 2.47%
AmerisourceBergen Corp.	13,043	1,196,957
Cardinal Health, Inc.	11,681	867,781
Nu Skin Enterprises, Inc. – Class A	19,641	1,077,898
		3,142,636
Mining (except Oil and Gas) 0.52%
Worthington Industries, Inc.	15,724	659,936

Motion Picture and Sound Recording Industries 0.97%
Regal Entertainment Group – Class A (c)	58,872	1,224,538

Nonmetallic Mineral Product Manufacturing 0.67%
Owens-Illinois, Inc. (a)	37,426	844,705

Nonstore Retailers 1.07%
Amazon.com, Inc. (a)	1,370	1,362,629

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Other Information Services 2.66%
Alphabet, Inc. – Class A (a)	1,705	$1,682,988
Alphabet, Inc. – Class C (a)	1,756	1,694,295
		3,377,283
Performing Arts, Spectator Sports, and Related Industries 0.36%
International Game Technology PLC (b)	25,580	454,045

Petroleum and Coal Products Manufacturing 4.72%
CVR Energy, Inc. (c)(d)	54,850	1,094,806
Marathon Petroleum Corp.	25,017	1,301,885
PBF Energy, Inc. – Class A	52,720	1,018,550
Tesoro Corp.	16,405	1,365,552
Valero Energy Corp.	19,672	1,209,238
		5,990,031
Primary Metal Manufacturing 1.44%
AK Steel Holding Corp. (a)	107,390	655,079
Atkore International Group, Inc. (a)	25,537	532,702
Steel Dynamics, Inc.	18,644	633,710
		1,821,491
Professional, Scientific, and Technical Services 11.43%
Amgen, Inc.	15,955	2,476,854
Booz Allen Hamilton Holding Corp.	48,120	1,897,853
Convergys Corp.	67,896	1,650,552
eBay, Inc. (a)	47,728	1,637,070
Exelixis, Inc. (a)	46,676	873,308
Jacobs Engeneering Group, Inc.	10,499	550,358
McDermott International, Inc. (a)(b)	175,312	1,088,687
PAREXEL International Corp. (a)	9,075	733,442
Science Applications International Corp.	22,700	1,724,973
VMware, Inc. – Class A (a)(c)(d)	19,079	1,853,525
		14,486,622
Publishing Industries (except Internet) 4.56%
Citrix Systems, Inc. (a)	20,037	1,653,854
CommVault Systems, Inc. (a)	33,600	1,885,799
DXC Technology Co.	1	78
Microsoft Corp.	15,630	1,091,599
Twenty-First Century Fox, Inc. – Class A	42,543	1,153,766
		5,785,096

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Real Estate 0.53%
Realogy Holdings Corp.	22,006	$670,303

Rental and Leasing Services 0.84%
United Rentals, Inc. (a)	9,834	1,069,251

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities 5.54%
Associated Banc-Corp.	11,270	268,790
E*TRADE Financial Corp. (a)	40,053	1,386,233
Federated Investors, Inc. – Class B	29,417	781,316
Goldman Sachs Group, Inc.	2,801	591,739
Legg Mason, Inc.	37,430	1,380,044
Morgan Stanley	34,609	1,444,580
Travelport Worldwide Ltd. (b)	86,833	1,172,246
		7,024,948
Support Activities for Mining 1.43%
Ensco PLC – Class A (b)	132,212	825,003
Rowan Companies PLC – Class A (a)(b)	82,072	988,147
		1,813,150
Telecommunications 2.65%
AT&T, Inc.	49,743	1,916,598
T-Mobile US, Inc. (a)	21,372	1,440,900
		3,357,498
Transportation Equipment Manufacturing 5.09%
Boeing Co.	16,292	3,056,868
Brunswick Corp.	7,540	416,660
Dana, Inc.	41,344	873,185
Lear Corp.	5,444	811,374
Moog, Inc. – Class A (a)	9,123	638,975
Oshkosh Corp.	10,372	654,681
		6,451,743
Utilities 3.66%
Ameren Corp.	15,673	889,443
CenterPoint Energy, Inc.	31,660	905,793
Exelon Corp.	32,646	1,185,375
Hawaiian Electric Industries, Inc.	23,154	767,324
Southwest Gas Holdings, Inc.	11,183	889,831
		4,637,766

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Waste Management and Remediation Services 1.06%
Darling Ingredients, Inc. (a)	86,109	$1,349,328

Water Transportation 0.46%
Royal Caribbean Cruises Ltd. (b)	5,350	589,463

Wood Product Manufacturing 0.52%
Louisiana-Pacific Corp. (a)	29,757	662,986
TOTAL COMMON STOCKS (Cost $140,853,048)		157,927,495

REAL ESTATE INVESTMENT TRUSTS* 4.66%
DiamondRock Hospitality Co.	47,768	529,747
Equity Commonwealth (a)	15,206	473,211
Host Hotels & Resorts, Inc.	38,828	698,515
LaSalle Hotel Properties	22,225	632,302
Omega Healthcare Investors, Inc.	18,385	575,818
Park Hotels & Resorts, Inc.	10,831	278,790
Pebblebrook Hotel Trust	17,943	554,798
RLJ Lodging Trust	24,007	488,542
Sabra Health Care REIT, Inc.	20,768	486,594
Sunstone Hotel Investors, Inc.	40,491	632,065
Xenia Hotels & Resorts, Inc.	31,139	557,388
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,514,249)		5,907,770

INVESTMENT PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING 2.36%

Money Market Fund 2.36%
First American Government Obligations
Fund – Class Y, 0.390% (e)	2,992,701	2,992,701
TOTAL INVESTMENT PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING (Cost $2,992,701)		2,992,701

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS 1.86%
Fidelity Institutional Money Market Funds –
Government Portfolio – Class I, 0.640% (e)	2,357,556	$2,357,556
TOTAL SHORT-TERM INVESTMENTS (Cost $2,357,556)		2,357,556
Total Investments (Cost $151,717,554) 133.43%		169,185,522
Liabilities in Excess of Other Assets (33.43)%		(42,389,171)
TOTAL NET ASSETS 100.00%		$126,796,351

Percentages are stated as a percent of net assets.

*	Unless otherwise noted, all of a portion of these securities, totaling $157,633,169, are pledged as collateral for securities sold short.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	This security is not pledged as collateral for securities sold short.
(d)	All or a portion of security is out on loan.
(e)	Seven day yield as of May 31, 2017.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.
SA	Generally designates corporations in various countries, mostly those employing the civil law.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Securities Sold Short

May 31, 2017 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (35.20)%

COMMON STOCKS (33.56)%

Accommodation (0.18)%
Vail Resorts, Inc.	(1,050)	$(224,595)

Administrative and Support Services (0.98)%
Advisory Board Co.	(4,200)	(217,140)
ILG, Inc.	(10,740)	(289,336)
PRA Group, Inc.	(11,460)	(398,808)
TripAdvisor, Inc.	(8,800)	(338,887)
		(1,244,171)
Air Transportation (0.26)%
Spirit Airlines, Inc.	(6,167)	(327,468)

Ambulatory Health Care Services (0.39)%
Envision Healthcare Corp.	(5,400)	(294,894)
Spark Therapeutics, Inc.	(3,808)	(193,941)
		(488,835)
Amusement, Gambling, and Recreation Industries (0.14)%
Six Flags Entertainment Corp.	(2,838)	(171,358)

Apparel Manufacturing (0.23)%
Under Armour, Inc. – Class C	(16,680)	(297,404)

Beverage and Tobacco Product Manufacturing (1.25)%
Altria Group, Inc.	(6,086)	(459,128)
Molson Coors Brewing Co. – Class B	(4,554)	(431,674)
Monster Beverage Corp.	(9,279)	(469,146)
Wendy’s Co.	(13,980)	(226,057)
		(1,586,005)
Broadcasting (except Internet) (0.61)%
Cable One, Inc.	(295)	(211,987)
Liberty Broadband Corp. – Class A	(1,494)	(131,846)
Madison Square Garden Co. – Class A	(2,210)	(431,856)
		(775,689)
Chemical Manufacturing (3.41)%
ACADIA Pharmaceuticals, Inc.	(6,408)	(164,750)
Alnylam Pharmaceuticals, Inc.	(5,141)	(336,530)
Avexis, Inc.	(3,140)	(222,155)
BioMarin Pharmaceutical, Inc.	(1,861)	(163,098)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Securities Sold Short (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Chemical Manufacturing (3.41)% (Continued)
Clorox Co.	(3,091)	$(419,541)
Coty, Inc. – Class A	(20,000)	(378,800)
Ecolab, Inc.	(1,026)	(136,294)
Innospec, Inc.	(2,254)	(144,256)
Intercept Pharmaceuticals, Inc.	(2,763)	(309,180)
International Flavors & Fragrances, Inc.	(1,510)	(208,214)
Neurocrine Biosciences, Inc.	(8,069)	(350,759)
NewMarket Corp.	(420)	(195,447)
PPG Industries, Inc.	(1,740)	(185,066)
Prothena Corp. PLC (a)	(4,556)	(232,402)
Radius Health, Inc.	(5,690)	(196,988)
Sage Therapeutics, Inc.	(3,494)	(230,988)
TESARO, Inc.	(1,608)	(240,090)
Ultragenyx Pharmaceutical, Inc.	(3,513)	(189,175)
		(4,303,733)
Clothing and Clothing Accessories Stores (0.30)%
L Brands, Inc.	(7,410)	(382,356)

Computer and Electronic Product Manufacturing (3.38)%
Broadcom Ltd. (a)	(2,497)	(597,982)
Cavium, Inc.	(3,899)	(284,510)
Coherent, Inc.	(1,870)	(464,040)
DexCom, Inc.	(3,882)	(259,473)
Johnson Controls International PLC (a)	(6,824)	(284,970)
MaxLinear, Inc. – Class A	(10,480)	(326,452)
Mercury Systems, Inc.	(7,400)	(294,298)
Roper Technologies, Inc.	(1,220)	(277,184)
Trimble, Inc.	(8,145)	(293,546)
Universal Display Corp.	(4,711)	(534,227)
Western Digital Corp.	(4,721)	(425,173)
Xperi Corp.	(7,980)	(244,587)
		(4,286,442)
Credit Intermediation and Related Activities (2.75)%
Chemical Financial Corp.	(7,605)	(341,997)
CIT Group, Inc.	(13,009)	(586,054)
FirstCash, Inc.	(7,608)	(408,169)
Flagstar Bancorp, Inc.	(6,010)	(173,629)
FNB Corp.	(34,520)	(455,664)
Hope Bancorp, Inc.	(14,450)	(251,575)
Independent Bank Group, Inc.	(2,970)	(166,617)
LendingClub Corp.	(62,930)	(346,115)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Securities Sold Short (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Credit Intermediation and Related Activities (2.75)% (Continued)
LendingTree, Inc.	(1,270)	$(197,612)
Texas Capital Bancshares, Inc.	(5,304)	(389,314)
TFS Financial Corp.	(11,814)	(184,535)
		(3,501,281)
Electrical Equipment, Appliance, and
Component Manufacturing (0.25)%
Littelfuse, Inc.	(1,970)	(319,042)

Fabricated Metal Product Manufacturing (0.15)%
Ball Corp.	(4,744)	(194,030)

Food and Beverage Stores (0.99)%
Casey’s General Stores, Inc.	(2,845)	(331,130)
Core-Mark Holding Company, Inc.	(11,170)	(380,339)
Sprouts Farmers Market, Inc.	(22,269)	(533,564)
		(1,245,033)
Food Manufacturing (0.70)%
Blue Buffalo Pet Products, Inc.	(18,430)	(432,921)
Mondelez International, Inc. – Class A	(9,708)	(452,296)
		(885,217)
Food Services and Drinking Places (0.39)%
Wayfair, Inc. – Class A	(7,913)	(498,123)

General Merchandise Stores (0.28)%
Five Below, Inc.	(7,022)	(360,229)

Heavy and Civil Engineering Construction (0.49)%
Blackline, Inc.	(11,138)	(376,018)
Granite Construction, Inc.	(5,225)	(244,844)
		(620,862)
Insurance Carriers and Related Activities (1.04)%
Aspen Insurance Holdings Ltd. (a)	(4,361)	(221,539)
Cincinnati Financial Corp.	(4,508)	(315,921)
Markel Corp.	(441)	(430,967)
RLI Corp.	(6,319)	(350,957)
		(1,319,384)
Machinery Manufacturing (0.87)%
IMAX Corp. (a)	(10,989)	(275,275)
John Bean Technologies Corp.	(3,177)	(274,175)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Securities Sold Short (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Machinery Manufacturing (0.87)% (Continued)
Welbilt, Inc.	(13,610)	$(263,217)
Xylem, Inc.	(5,600)	(291,984)
		(1,104,651)
Management of Companies and Enterprises (0.14)%
Ameris Bancorp	(3,970)	(172,100)

Merchant Wholesalers, Durable Goods (0.74)%
New Relic, Inc.	(11,710)	(511,376)
Zendesk, Inc.	(16,390)	(425,812)
		(937,188)
Merchant Wholesalers, Nondurable Goods (0.17)%
Acuity Brands, Inc.	(1,310)	(213,412)

Mining (except Oil and Gas) (0.17)%
Summit Materials, Inc. – Class A	(7,920)	(212,731)

Miscellaneous Manufacturing (0.83)%
ABIOMED, Inc.	(1,844)	(253,421)
Align Technology, Inc.	(2,250)	(326,699)
ICU Medical, Inc.	(295)	(47,584)
Nevro Corp.	(3,366)	(231,682)
WR Grace & Co.	(2,751)	(197,219)
		(1,056,605)
Motion Picture and Sound Recording Industries (0.19)%
AMC Entertainment Holdings, Inc. – Class A	(10,797)	(242,933)

Nursing and Residential Care Facilities (0.46)%
Acadia Healthcare Company, Inc.	(7,160)	(295,995)
Omnicell, Inc.	(7,315)	(291,869)
		(587,864)
Oil and Gas Extraction (1.10)%
Extraction Oil & Gas, Inc.	(19,304)	(274,889)
Kosmos Energy Ltd. (a)	(52,954)	(317,724)
Parsley Energy, Inc. – Class A	(9,906)	(293,713)
Range Resources Corp.	(11,284)	(260,209)
SM Energy Co.	(14,630)	(248,271)
		(1,394,806)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Securities Sold Short (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Other Information Services (0.94)%
Pandora Media, Inc.	(31,377)	$(279,255)
Twitter, Inc.	(19,501)	(357,258)
Zillow Group, Inc. – Class A	(12,520)	(549,503)
		(1,186,016)
Pipeline Transportation (0.33)%
New Jersey Resources Corp.	(9,975)	(417,952)

Plastics and Rubber Products Manufacturing (0.50)%
Newell Brands, Inc.	(6,280)	(332,526)
Proto Labs, Inc.	(4,620)	(295,680)
		(628,206)
Professional, Scientific, and Technical Services (2.55)%
2U, Inc.	(8,106)	(346,532)
athenahealth, Inc.	(581)	(77,842)
Bluebird Bio, Inc.	(4,036)	(304,112)
Callon Petroleum Co.	(25,750)	(291,490)
Cerner Corp.	(5,020)	(328,057)
Diebold Nixdorf, Inc.	(12,336)	(326,287)
Groupon, Inc.	(96,190)	(289,532)
Juno Therapeutics, Inc.	(9,750)	(226,493)
Paylocity Holding Corp.	(11,890)	(557,047)
Salesforce.com, Inc.	(5,360)	(480,470)
		(3,227,862)
Publishing Industries (except Internet) (1.52)%
FireEye, Inc.	(29,115)	(436,433)
HubSpot, Inc.	(6,019)	(433,970)
Palo Alto Networks, Inc.	(2,445)	(289,953)
Splunk, Inc.	(5,724)	(350,538)
Workday, Inc. – Class A	(4,211)	(421,015)
		(1,931,909)
Rental and Leasing Services (0.70)%
Aircastle Ltd. (a)	(12,070)	(263,488)
AMERCO	(1,696)	(626,248)
		(889,736)
Securities, Commodity Contracts, and Other
Financial Investments and Related Activities (0.63)%
BGC Partners, Inc. – Class A	(34,386)	(405,411)
Interactive Brokers Group, Inc.	(11,142)	(388,633)
		(794,044)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Securities Sold Short (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Social Assistance (0.14)%
Bright Horizons Family Solutions, Inc.	(2,352)	$(180,445)

Support Activities for Mining (0.21)%
Weatherford International PLC (a)	(56,467)	(271,042)

Telecommunications (0.97)%
RingCentral, Inc. – Class A	(8,168)	(278,529)
Shenandoah Telecommunications Co.	(11,920)	(365,348)
Vonage Holdings Corp.	(84,168)	(581,601)
		(1,225,478)
Transportation Equipment Manufacturing (0.94)%
RBC Bearings, Inc.	(2,780)	(281,670)
Tesla, Inc.	(534)	(182,099)
TransDigm Group, Inc.	(1,100)	(294,888)
Visteon Corp.	(2,507)	(251,427)
Wabtec Corp.	(2,370)	(193,748)
		(1,203,832)
Utilities (1.13)%
Cheniere Energy, Inc.	(7,321)	(356,679)
Dominion Energy, Inc.	(7,818)	(631,460)
Sempra Energy	(3,777)	(439,983)
		(1,428,122)
Waste Management and Remediation Services (0.16)%
Clean Harbors, Inc.	(3,433)	(200,522)
TOTAL COMMON STOCKS (Proceeds $42,214,826)		(42,538,713)

REAL ESTATE INVESTMENT TRUSTS (1.64%)
Acadia Realty Trust	(8,770)	(238,106)
Alexandria Real Estate Equities, Inc.	(2,490)	(290,533)
Apollo Commercial Real Estate Finance, Inc.	(16,890)	(311,790)
Colony NorthStar, Inc. – Class A	(19,900)	(281,187)
Kimco Realty Corp.	(12,019)	(210,813)
Macerich Co.	(3,776)	(216,780)
Physicians Realty Trust	(11,951)	(243,083)
Uniti Group, Inc.	(11,312)	(282,913)
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Proceeds $2,262,917)		(2,075,205)
TOTAL SECURITIES SOLD SHORT (Proceeds $44,477,743)		$(44,613,918)

(a)	Foreign issued security.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments

May 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS* 126.73%

Accommodation 0.95%
Penn National Gaming, Inc. (a)	31,181	$602,729

Administrative and Support Services 2.84%
Kelly Services, Inc. – Class A	33,607	780,691
Piper Jaffray Companies	6,460	378,879
TriNet Group, Inc. (a)	20,594	636,972
		1,796,542
Air Transportation 1.07%
Copa Holdings SA – Class A (b)	6,002	678,466

Ambulatory Health Care Services 1.73%
Genomic Health, Inc. (a)	16,755	532,139
Medpace Holdings, Inc. (a)(c)	20,074	558,458
		1,090,597
Broadcasting (except Internet) 1.51%
Discovery Communications, Inc. – Class A (a)	21,437	568,081
Sinclair Broadcast Group, Inc. – Class A	11,923	386,305
		954,386
Chemical Manufacturing 8.18%
Cardiovascular Systems, Inc. (a)	17,884	537,057
Corcept Therapeutics, Inc. (a)	53,963	610,322
Eagle Pharmaceuticals, Inc. (a)	7,250	528,888
Innoviva, Inc. (a)	56,128	685,883
KMG Chemicals, Inc.	6,499	363,489
Myriad Genetics, Inc. (a)	28,902	588,156
Supernus Pharmaceuticals, Inc. (a)	23,736	892,473
Trinseo SA (b)(c)	14,924	961,852
		5,168,120
Computer and Electronic Product Manufacturing 15.90%
Amkor Technology, Inc. (a)	90,648	1,027,948
Cirrus Logic, Inc. (a)	16,612	1,095,562
Halyard Health, Inc. (a)	18,303	657,810
InterDigital, Inc.	11,523	933,363
Masimo Corp. (a)	8,520	741,581
Sanmina Corp. (a)	25,415	930,189
Tech Data Corp. (a)	9,914	961,361
Teradata Corp. (a)	26,565	724,162

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Computer and Electronic Product Manufacturing 15.90% (Continued)
TTM Technologies, Inc. (a)	64,132	$1,041,504
Ultra Clean Holdings, Inc. (a)	39,508	902,362
Vishay Intertechnology, Inc.	62,314	1,018,834
		10,034,676
Construction of Buildings 2.43%
KB Home	23,968	502,849
MDC Holdings, Inc.	15,520	522,247
Taylor Morrison Home Corp. – Class A (a)	22,063	512,965
		1,538,061
Credit Intermediation and Related Activities 14.62%
Cathay General Bancorp	25,106	891,263
Comerica, Inc.	14,654	1,004,678
Customers Bancorp, Inc. (a)	16,415	458,799
East West Bancorp, Inc.	22,439	1,228,087
Federal Agricultural Mortgage Corp. – Class C	7,435	450,561
First BanCorp. (a)(b)	108,276	561,952
First Merchants Corp.	17,410	691,003
Houlihan Lokey, Inc. – Class A	9,410	315,894
Nationstar Mortgage Holdings, Inc. (a)(c)	49,354	805,457
Webster Financial Corp.	22,797	1,110,670
World Acceptance Corp. (a)(c)	3,815	298,028
Zions Bancorporation	35,260	1,412,869
		9,229,261
Electrical Equipment, Appliance, and
Component Manufacturing 0.77%
iRobot Corp. (a)	5,278	489,376

Electronics and Appliance Stores 2.12%
Aaron’s, Inc.	11,415	416,876
Conn’s, Inc. (a)	27,760	474,697
REX American Resources Corp. (a)	4,645	441,832
		1,333,405
Fabricated Metal Product Manufacturing 1.99%
Harsco Corp. (a)	40,067	596,998
Mueller Industries, Inc.	23,495	664,439
		1,261,437

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Food and Beverage Stores 0.71%
SpartanNash Co.	7,742	$230,711
United Natural Foods, Inc. (a)	5,504	219,830
		450,541
Food Manufacturing 2.44%
Dean Foods Co.	42,308	771,698
Sanderson Farms, Inc.	6,498	771,313
		1,543,011
Food Services and Drinking Places 0.95%
Hyatt Hotels Corp. – Class A (a)	10,382	599,041

Furniture and Related Product Manufacturing 1.02%
Kimball International, Inc. – Class B	37,494	644,147

Heavy and Civil Engineering Construction 1.00%
MasTec, Inc. (a)	14,849	629,598

Hospitals 0.29%
Community Health Systems, Inc. (a)	20,974	185,620

Insurance Carriers and Related Activities 8.68%
Assured Guaranty Ltd. (b)	10,917	426,418
CNO Financial Group, Inc.	22,382	458,607
Essent Group Ltd. (a)(b)	38,687	1,403,178
First American Financial Corp.	12,761	555,359
MGIC Investment Corp. (a)	128,037	1,354,631
Molina Healthcare, Inc. (a)	10,585	683,473
Primerica, Inc.	8,338	602,004
		5,483,670
Machinery Manufacturing 0.87%
Brooks Automation, Inc.	19,841	546,620

Merchant Wholesalers, Durable Goods 1.92%
Applied Industrial Technologies, Inc.	9,945	614,103
DXP Enterprises, Inc. (a)	16,680	597,644
		1,211,747
Merchant Wholesalers, Nondurable Goods 1.32%
Nu Skin Enterprises, Inc. – Class A	8,212	450,675
Phibro Animal Health Corp. – Class A (c)	10,962	386,411
		837,086

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Miscellaneous Manufacturing 2.26%
AngioDynamics, Inc. (a)	48,037	$724,398
Haemonetics Corp. (a)	17,185	700,804
		1,425,202
Miscellaneous Store Retailers 1.40%
Office Depot, Inc.	85,581	437,319
Rent-A-Center, Inc. (c)(d)	39,128	446,450
		883,769
Motor Vehicle and Parts Dealers 1.71%
Group 1 Automotive, Inc.	7,855	472,478
Rush Enterprises, Inc. – Class A (a)	16,988	609,020
		1,081,498
Nonmetallic Mineral Product Manufacturing 1.66%
Owens-Illinois, Inc. (a)	46,578	1,051,265

Nonstore Retailers 1.39%
Liberty Expedia Holdings, Inc. – Class A (a)	8,395	437,967
World Fuel Services Corp.	12,515	442,280
		880,247
Paper Manufacturing 0.82%
Boise Cascade Co. (a)	19,267	519,246

Personal and Laundry Services 0.95%
Weight Watchers International, Inc. (a)	22,920	602,796

Petroleum and Coal Products Manufacturing 0.66%
CVR Energy, Inc. (c)(d)	20,945	418,062

Primary Metal Manufacturing 0.96%
Atkore International Group, Inc. (a)	29,099	607,005

Printing and Related Support Activities 0.74%
Quad/Graphics, Inc. – Class A	20,969	466,980

Professional, Scientific, and Technical Services 11.68%
Convergys Corp.	32,957	801,185
MAXIMUS, Inc.	13,473	836,404
McDermott International, Inc. (a)(b)	69,850	433,769
Navigant Consulting, Inc. (a)	35,560	693,064

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Professional, Scientific, and Technical Services 11.68% (Continued)
PAREXEL International Corp. (a)	12,117	$979,295
PRA Health Sciences, Inc. (a)	10,363	748,727
Quality Systems, Inc. (a)	45,856	704,348
Science Applications International Corp.	10,607	806,026
Sotheby’s (a)	11,710	615,829
Unisys Corp. (a)	64,520	761,336
		7,379,983
Publishing Industries (except Internet) 6.24%
Aspen Technology, Inc. (a)	12,300	752,268
Cogent Communications Holdings, Inc.	7,553	297,588
CommVault Systems, Inc. (a)	14,367	806,347
Graham Holdings Co. – Class B	1,045	625,746
Manhattan Associates, Inc. (a)	13,013	609,529
tronc, Inc. (a)	22,953	257,533
Web.com Group, Inc. (a)	26,001	591,523
		3,940,534
Rental and Leasing Services 0.64%
Exterran Corp. (a)	14,370	405,234

Securities, Commodity Contracts, and Other
Financial Investments and Related Activities 5.41%
Associated Banc-Corp.	16,456	392,476
Evercore Partners, Inc. – Class A	11,994	813,192
La Quinta Holdings, Inc. (a)	44,080	610,949
Legg Mason, Inc.	24,015	885,433
Travelport Worldwide Ltd. (b)	53,293	719,456
		3,421,506
Support Activities for Mining 0.55%
Rowan Companies PLC – Class A (a)(b)	28,749	346,138

Support Activities for Transportation 0.92%
Triton International Ltd. – Class A (b)	20,750	581,415

Telecommunications 1.70%
Argan, Inc.	11,377	671,812
United States Cellular Corp. (a)	10,145	405,394
		1,077,206

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Transportation Equipment Manufacturing 4.50%
Dana, Inc.	30,146	$636,684
Meritor, Inc. (a)	34,768	541,338
Moog, Inc. – Class A (a)	9,384	657,255
Tenneco, Inc.	7,492	425,920
Wabash National Corp.	28,959	578,890
		2,840,087
Truck Transportation 1.07%
Landstar System, Inc.	8,095	676,337

Utilities 5.36%
Avista Corp.	24,601	1,053,907
Hawaiian Electric Industries, Inc.	35,670	1,182,104
PNM Resources, Inc.	29,918	1,151,843
		3,387,854
Wood Product Manufacturing 2.80%
Koppers Holdings, Inc. (a)	10,375	374,019
Louisiana-Pacific Corp. (a)	41,519	925,043
Ply Gem Holdings, Inc. (a)	28,777	470,504
		1,769,566
TOTAL COMMON STOCKS (Cost $75,220,179)		80,070,067

REAL ESTATE INVESTMENT TRUSTS* 10.94%
Chatham Lodging Trust	31,315	621,603
DiamondRock Hospitality Co.	70,627	783,253
Hersha Hospitality Trust	43,460	808,790
LaSalle Hotel Properties	27,451	780,981
Pebblebrook Hotel Trust	24,194	748,078
Piedmont Office Realty Trust, Inc. – Class A	17,037	361,014
RLJ Lodging Trust	38,312	779,650
Sabra Health Care REIT, Inc.	32,199	754,423
Summit Hotel Properties, Inc.	42,249	756,257
Washington Prime Group, Inc.	67,584	515,666
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,652,099)		6,909,715

INVESTMENT PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING 1.21%

Money Market Fund 1.21%
First American Government Obligations Fund – Class Y, 0.390% (e)	763,037	763,037
TOTAL INVESTMENT PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING (Cost $763,037)		763,037

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS 0.74%

Money Market Fund 0.74%
Fidelity Institutional Money Market Funds –
Government Portfolio – Class I, 0.640% (e)	466,116	$466,116
TOTAL SHORT-TERM INVESTMENTS (Cost $466,116)		466,116
Total Investments (Cost $83,101,431) 139.62%		88,208,935
Liabilities in Excess of Other Assets (39.62)%		(25,032,739)
TOTAL NET ASSETS 100.00%		$63,176,196

Percentages are stated as a percent of net assets.

*	Unless otherwise noted, all or a portion of these securities, totaling $80,948,476, are pledged as collateral for securities sold short.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	This security is not pledged as collateral for securities sold short.
(d)	All or a portion of security is out on loan.
(e)	Seven day yield as of May 31, 2017.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Securities Sold Short

May 31, 2017 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (39.93)%

COMMON STOCKS (36.52)%

Accommodation (0.29)%
Red Rock Resorts, Inc. – Class A	(7,630)	$(180,373)

Administrative and Support Services (0.87)%
Atlassian Corp PLC – Class A (a)	(5,085)	(181,840)
ILG, Inc.	(7,518)	(202,535)
Teladoc, Inc.	(5,300)	(162,180)
		(546,555)
Air Transportation (0.23)%
Spirit Airlines, Inc.	(2,748)	(145,919)

Ambulatory Health Care Services (0.16)%
Spark Therapeutics, Inc.	(1,996)	(101,656)

Apparel Manufacturing (0.24)%
Guess? Inc.	(12,650)	(152,306)

Broadcasting (except Internet) (0.22)%
Global Eagle Entertainment, Inc.	(33,903)	(104,760)
Liberty Ventures – Class A	(655)	(35,298)
		(140,058)
Chemical Manufacturing (2.49)%
Alder Biopharmaceuticals, Inc.	(5,905)	(90,937)
Coherus Biosciences, Inc.	(5,178)	(102,266)
Coty, Inc. – Class A	(4,327)	(81,953)
elf Beauty, Inc.	(1,936)	(47,374)
Five Prime Therapeutics, Inc.	(3,295)	(93,084)
Heron Therapeutics, Inc.	(7,900)	(105,860)
Innospec, Inc.	(3,485)	(223,040)
Intercept Pharmaceuticals, Inc.	(1,075)	(120,292)
La Jolla Pharmaceutical Co.	(3,640)	(104,104)
Neurocrine Biosciences, Inc.	(2,270)	(98,677)
Paratek Pharmaceuticals, Inc.	(4,516)	(90,546)
Prothena Corp. PLC (a)	(2,379)	(121,352)
Puma Biotechnology, Inc.	(1,181)	(90,347)
Radius Health, Inc.	(3,000)	(103,860)
Ultragenyx Pharmaceutical, Inc.	(1,820)	(98,007)
		(1,571,699)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Securities Sold Short (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Clothing and Clothing Accessories Stores (0.42)%
Abercrombie & Fitch Co. – Class A	(10,835)	$(142,914)
Cato Corp. – Class A	(6,165)	(124,286)
		(267,200)
Commercial Services (0.49)%
Team, Inc.	(11,965)	(306,902)

Computer and Electronic Product Manufacturing (3.88)%
Cavium, Inc.	(3,454)	(252,038)
FormFactor, Inc.	(21,455)	(315,390)
Infinera Corp.	(23,285)	(226,330)
Inphi Corp.	(6,565)	(260,499)
Loral Space & Communications, Inc.	(3,063)	(120,989)
Lumentum Holdings, Inc.	(4,105)	(234,190)
MaxLinear, Inc. – Class A	(7,945)	(247,487)
Mercury Systems, Inc.	(3,530)	(140,388)
Oclaro, Inc.	(26,965)	(239,449)
Pure Storage, Inc. – Class A	(18,858)	(244,023)
Universal Electronics, Inc.	(2,507)	(161,952)
		(2,442,735)
Construction of Buildings (0.72)%
LGI Homes, Inc.	(7,196)	(233,150)
TRI Pointe Group, Inc.	(17,802)	(220,211)
		(453,361)
Credit Intermediation and Related Activities (5.03)%
Bridge Bancorp, Inc.	(7,365)	(244,885)
Chemical Financial Corp.	(4,588)	(206,322)
CIT Group, Inc.	(4,616)	(207,951)
Flagstar Bancorp, Inc.	(7,301)	(210,926)
FNB Corp.	(18,485)	(244,001)
Hope Bancorp, Inc.	(11,800)	(205,438)
LendingClub Corp.	(22,086)	(121,473)
Live Oak Bancshares, Inc.	(7,457)	(182,324)
New York Community Bancorp, Inc.	(16,465)	(212,728)
OneMain Holdings, Inc.	(5,825)	(131,412)
Opus Bank	(9,593)	(206,250)
Pacific Premier Bancorp, Inc.	(6,155)	(209,270)
Signature Bank	(1,475)	(210,955)
TFS Financial Corp.	(12,114)	(189,221)
United Bankshares, Inc.	(5,060)	(193,545)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Securities Sold Short (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Credit Intermediation and Related Activities (5.03)% (Continued)
Univest Corp of Pennsylvania	(7,086)	$(195,219)
		(3,171,920)
Crop Production (0.40)%
Calavo Growers, Inc.	(3,721)	(251,912)

Data Processing, Hosting and Related Services (0.54)%
Inovalon Holdings, Inc. – Class A	(11,845)	(161,092)
WEX, Inc.	(1,750)	(178,780)
		(339,872)
Electrical Equipment, Appliance, and
Component Manufacturing (0.71)%
Axon Enterprise, Inc.	(6,200)	(148,862)
Babcock & Wilcox Enterprises, Inc.	(14,050)	(149,633)
Motorcar Parts of America, Inc.	(5,153)	(149,797)
		(448,292)
Food and Beverage Stores (0.45)%
Core-Mark Holding Company, Inc.	(4,480)	(152,544)
Smart & Final Stores, Inc.	(5,117)	(67,033)
Sprouts Farmers Market, Inc.	(2,800)	(67,088)
		(286,665)
Food Manufacturing (0.34)%
Blue Buffalo Pet Products, Inc.	(9,209)	(216,319)

Food Services and Drinking Places (0.43)%
Fiesta Restaurant Group, Inc.	(7,880)	(173,755)
Red Robin Gourmet Burgers, Inc.	(1,366)	(98,454)
		(272,209)
Health and Personal Care Stores (0.25)%
Diplomat Pharmacy, Inc.	(9,185)	(157,431)

Heavy and Civil Engineering Construction (0.54)%
Blackline, Inc.	(5,210)	(175,890)
KBR, Inc.	(12,159)	(165,727)
		(341,617)
Insurance Carriers and Related Activities (0.93)%
AmTrust Financial Services, Inc.	(14,587)	(191,673)
MBIA, Inc.	(24,301)	(199,025)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Securities Sold Short (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Insurance Carriers and Related Activities (0.93)% (Continued)
United Insurance Holdings Corp.	(12,225)	$(198,412)
		(589,110)
Machinery Manufacturing (1.29)%
AAON, Inc.	(4,846)	(175,304)
CIRCOR International, Inc.	(2,170)	(139,878)
Fabrinet (a)	(6,541)	(230,439)
Lydall, Inc.	(2,329)	(117,498)
TPI Composites, Inc.	(9,100)	(154,882)
		(818,001)
Management of Companies and Enterprises (0.65)%
Ameris Bancorp	(4,626)	(200,537)
FCB Financial Holdings, Inc. – Class A	(4,631)	(212,100)
		(412,637)
Merchant Wholesalers, Durable Goods (0.90)%
Fitbit, Inc. – Class A	(45,164)	(236,208)
SiteOne Landscape Supply, Inc.	(2,980)	(158,476)
Zendesk, Inc.	(6,835)	(177,573)
		(572,257)
Merchant Wholesalers, Nondurable Goods (0.41)%
Acceleron Pharma, Inc.	(3,096)	(78,979)
Aimmune Therapeutics, Inc.	(5,435)	(90,221)
Atara Biotherapeutics, Inc.	(6,378)	(84,509)
		(253,709)
Mining (except Oil and Gas) (0.28)%
Summit Materials, Inc. – Class A	(6,482)	(174,107)

Miscellaneous Manufacturing (1.24)%
Endologix, Inc.	(27,523)	(132,661)
Insulet Corp.	(4,120)	(172,916)
iRhythm Technologies, Inc.	(5,146)	(178,463)
Nevro Corp.	(2,025)	(139,381)
WR Grace & Co.	(2,265)	(162,378)
		(785,799)
Miscellaneous Store Retailers (0.49)%
Etsy, Inc.	(9,732)	(130,506)
Stamps.com, Inc.	(1,280)	(176,512)
		(307,018)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Securities Sold Short (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Oil and Gas Extraction (0.51)%
Matador Resources Co.	(4,032)	$(91,889)
Par Pacific Holdings, Inc.	(7,620)	(131,141)
WildHorse Resource Development Corp.	(8,295)	(98,876)
		(321,906)
Paper Manufacturing (0.56)%
Greif, Inc. – Class A	(3,000)	(178,350)
Neenah Paper, Inc.	(2,245)	(175,110)
		(353,460)
Pipeline Transportation (0.59)%
New Jersey Resources Corp.	(8,881)	(372,114)

Primary Metal Manufacturing (0.48)%
Kaiser Aluminum Corp.	(2,105)	(173,368)
Ryerson Holding Corp.	(16,145)	(134,811)
		(308,179)
Printing and Related Support Activities (0.47)%
RR Donnelley & Sons Co.	(24,810)	(295,735)

Professional, Scientific, and Technical Services (2.90)%
Benefitfocus, Inc.	(6,401)	(203,552)
Callidus Software, Inc.	(7,920)	(189,288)
GenMark Diagnostics, Inc.	(14,780)	(191,253)
Huron Consulting Group, Inc.	(7,554)	(313,869)
Instructure, Inc.	(4,376)	(116,839)
Intra-Cellular Therapies, Inc.	(8,496)	(87,084)
Juno Therapeutics, Inc.	(3,863)	(89,737)
Liberty Media Corp-Liberty Braves	(4,325)	(100,859)
MacroGenics, Inc.	(4,649)	(82,520)
Paylocity Holding Corp.	(4,909)	(229,987)
Shake Shack, Inc. – Class A	(6,160)	(228,043)
		(1,833,031)
Publishing Industries (except Internet) (0.77)%
Evolent Health, Inc. – Class A	(5,635)	(129,323)
Houghton Mifflin Harcourt Co.	(13,525)	(167,034)
PROS Holdings, Inc.	(6,387)	(190,780)
		(487,137)
Rail Transportation (0.18)%
Genesee & Wyoming, Inc. – Class A	(1,712)	(112,136)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Securities Sold Short (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Rental and Leasing Services (0.76)%
Air Lease Corp. – Class A	(4,130)	$(152,480)
Aircastle Ltd. (a)	(8,588)	(187,475)
Hertz Global Holdings, Inc.	(13,585)	(138,703)
		(478,658)
Securities, Commodity Contracts, and Other
Financial Investments and Related Activities (0.95)%
Alarm.com Holdings, Inc.	(5,585)	(181,792)
FNFV Group	(10,000)	(139,500)
Interactive Brokers Group, Inc. – Class A	(4,236)	(147,752)
WisdomTree Investments, Inc.	(14,245)	(135,470)
		(604,514)
Support Activities for Mining (0.66)%
Fairmount Santrol Holdings, Inc.	(21,535)	(102,507)
Patterson-UTI Energy, Inc.	(5,042)	(107,494)
RPC, Inc.	(5,610)	(105,412)
Superior Energy Services, Inc.	(9,940)	(103,078)
		(418,491)
Telecommunications (0.64)%
GTT Communications, Inc.	(5,520)	(178,019)
Iridium Communications, Inc.	(10,090)	(99,891)
Shenandoah Telecommunications Co.	(4,210)	(129,037)
		(406,947)
Textile Mills (0.23)%
Albany International Corp. – Class A	(3,034)	(146,542)

Transportation Equipment Manufacturing (0.97)%
Aerovironment, Inc.	(4,965)	(154,114)
Kratos Defense & Security Solutions, Inc.	(14,050)	(152,021)
Sun Hydraulics Corp.	(3,690)	(157,895)
Visteon Corp.	(1,528)	(153,243)
		(617,273)
Utilities (0.96)%
Black Hills Corp.	(4,501)	(312,999)
Chesapeake Utilities Corp.	(3,951)	(293,362)
		(606,361)
TOTAL COMMON STOCK (Proceeds $23,236,880)		(23,070,123)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Securities Sold Short (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (3.41)%
Acadia Realty Trust	(11,557)	$(313,773)
Colony Starwood Homes	(11,785)	(407,407)
Ladder Capital Corp.	(9,488)	(133,496)
Life Storage, Inc.	(2,710)	(202,979)
Paramount Group, Inc.	(10,258)	(158,178)
Physicians Realty Trust	(15,679)	(318,911)
Taubman Centers, Inc.	(4,774)	(291,930)
Uniti Group, Inc.	(13,172)	(329,432)
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Proceeds $2,307,986)		(2,156,106)
TOTAL SECURITIES SOLD SHORT (Proceeds $25,544,866)		$(25,226,229)

(a)	Foreign issued security.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments

May 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS* 91.27%

Accommodation 0.75%
Penn National Gaming, Inc. (a)	8,420	$162,759

Administrative and Support Services 3.31%
AECOM (a)	4,450	142,890
Alliance Data Systems Corp.	712	171,685
ManpowerGroup, Inc.	1,761	179,392
On Assignment, Inc. (a)	2,148	112,555
TriNet Group, Inc. (a)	3,485	107,791
		714,313
Air Transportation 1.53%
American Airlines Group, Inc.	3,590	173,792
Copa Holdings SA – Class A (b)	1,394	157,578
		331,370
Broadcasting (except Internet) 2.71%
Discovery Communications, Inc. – Class A (a)	5,181	137,297
DISH Network Corp. – Class A (a)	2,480	158,150
Liberty Interactive Corp. – Class A (a)	6,464	151,645
Sinclair Broadcast Group, Inc. – Class A	4,290	138,996
		586,088
Chemical Manufacturing 6.45%
AbbVie, Inc.	2,727	180,036
Bristol-Myers Squibb Co.	3,130	168,864
Chemours Co.	3,917	156,641
Eli Lilly & Co.	2,004	159,458
Huntsman Corp.	7,947	189,934
Pfizer, Inc.	5,506	179,771
Trinseo SA (b)(c)	2,885	185,938
United Therapeutics Corp. (a)	1,420	171,664
		1,392,306
Computer and Electronic Product Manufacturing 7.87%
Amkor Technology, Inc. (a)	14,270	161,822
Applied Materials, Inc.	3,867	177,417
Cirrus Logic, Inc. (a)	1,761	116,138
Jabil Circuit, Inc.	4,750	142,120
Juniper Networks, Inc.	5,160	151,343
Lam Research Corp.	986	152,998
Masimo Corp. (a)	1,940	168,858

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Computer and Electronic Product Manufacturing 7.87% (Continued)
NCR Corp. (a)	3,470	$133,699
Tech Data Corp. (a)	1,720	166,787
Teradata Corp. (a)	6,205	169,148
Vishay Intertechnology, Inc.	9,650	157,778
		1,698,108
Construction of Buildings 1.38%
KB Home	7,005	146,965
PulteGroup, Inc.	6,659	150,960
		297,925
Credit Intermediation and Related Activities 6.62%
Bank of America Corp.	7,143	160,075
Capital One Financial Corp.	1,763	135,610
Citigroup, Inc.	2,912	176,292
Citizens Financial Group, Inc.	4,618	157,474
East West Bancorp, Inc.	2,981	163,150
JPMorgan Chase & Co.	1,810	148,692
PNC Financial Services Group, Inc.	1,390	164,993
Regions Financial Corp.	11,679	161,637
Zions Bancorporation	4,060	162,684
		1,430,607
Data Processing, Hosting and Related Services 0.75%
Hewlett Packard Enterprise Co.	8,647	162,650

Electrical Equipment, Appliance, and
Component Manufacturing 1.16%
Energizer Holdings, Inc.	1,825	97,820
Whirlpool Corp.	830	153,998
		251,818
Electronics and Appliance Stores 1.50%
Aaron’s, Inc.	4,280	156,306
Best Buy Co., Inc.	2,838	168,548
		324,854
Fabricated Metal Product Manufacturing 0.75%
Mueller Industries, Inc.	5,730	162,044

Food Manufacturing 3.20%
Bunge Ltd. (b)	2,150	171,936
Dean Foods Co.	9,273	169,140

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Food Manufacturing 3.20% (Continued)
Hain Celestial Group, Inc. (a)	5,040	$176,047
Tyson Foods, Inc. – Class A	3,046	174,658
		691,781
Food Services and Drinking Places 1.55%
Domino’s Pizza, Inc.	831	175,939
Hyatt Hotels Corp. – Class A (a)	2,747	158,502
		334,441
General Merchandise Stores 0.48%
Wal-Mart Stores, Inc.	1,327	104,302

Health and Personal Care Stores 2.03%
CVS Health Corp.	1,304	100,186
Express Scripts Holding Co. (a)	2,818	168,376
McKesson Corp.	1,040	169,614
		438,176
Heavy and Civil Engineering Construction 0.72%
MasTec, Inc. (a)	3,688	156,371

Insurance Carriers and Related Activities 7.22%
Anthem, Inc.	920	167,762
CNA Financial Corp.	3,774	172,094
Everest Re Group Ltd. (b)	712	181,311
First American Financial Corp.	4,020	174,950
Lincoln National Corp.	2,615	169,923
MGIC Investment Corp. (a)	17,729	187,572
Molina Healthcare, Inc. (a)	2,540	164,008
Primerica, Inc.	2,395	172,919
WellCare Health Plans, Inc. (a)	990	170,082
		1,560,621
Machinery Manufacturing 2.32%
AGCO Corp.	2,548	163,148
Donaldson Company, Inc.	3,664	175,725
Toro Co.	2,395	164,034
		502,907
Merchant Wholesalers, Nondurable Goods 1.23%
AmerisourceBergen Corp.	1,748	160,414
Nu Skin Enterprises, Inc. – Class A	1,917	105,205
		265,619

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Miscellaneous Manufacturing 0.64%
MSA Safety, Inc.	1,697	$137,627

Motion Picture and Sound Recording Industries 0.65%
Regal Entertainment Group – Class A (c)	6,754	140,483

Motor Vehicle and Parts Dealers 0.57%
Group 1 Automotive, Inc.	2,052	123,428

Nonmetallic Mineral Product Manufacturing 0.92%
Owens-Illinois, Inc. (a)	8,802	198,661

Nonstore Retailers 1.47%
Amazon.com, Inc. (a)	165	164,112
Liberty Expedia Holdings, Inc. – Class A (a)	2,940	153,380
		317,492
Oil and Gas Extraction 0.74%
MRC Global, Inc. (a)	8,840	159,562

Other Information Services 2.25%
Alphabet, Inc. – Class A (a)	184	181,625
Alphabet, Inc. – Class C (a)	192	185,253
VeriSign, Inc. (a)	1,298	117,028
		483,906
Personal and Laundry Services 0.78%
Weight Watchers International, Inc. (a)	6,430	169,109

Petroleum and Coal Products Manufacturing 2.95%
CVR Energy, Inc. (c)	7,400	147,704
Marathon Petroleum Corp.	3,150	163,926
Tesoro Corp.	1,960	163,150
Valero Energy Corp.	2,650	162,896
		637,676
Primary Metal Manufacturing 1.70%
AK Steel Holding Corp. (a)	24,569	149,871
Arconic, Inc.	2,378	65,324
Steel Dynamics, Inc.	4,480	152,275
		367,470

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Professional, Scientific, and Technical Services 5.71%
Amgen, Inc.	1,093	$169,677
Convergys Corp.	8,038	195,404
eBay, Inc. (a)	5,012	171,912
McDermott International, Inc. (a)(b)	24,836	154,232
PAREXEL International Corp. (a)	2,120	171,338
Science Applications International Corp.	2,441	185,491
VMware, Inc. – Class A (a)(c)(d)	1,907	185,265
		1,233,319
Publishing Industries (except Internet) 0.80%
Citrix Systems, Inc. (a)	2,106	173,829

Real Estate 0.79%
Realogy Holdings Corp.	5,574	169,784

Securities, Commodity Contracts, and Other
Financial Investments and Related Activities 3.58%
E*TRADE Financial Corp. (a)	4,330	149,861
Evercore Partners, Inc. – Class A	2,190	148,482
Franklin Res, Inc.	3,575	149,399
Legg Mason, Inc.	4,109	151,499
Travelport Worldwide Ltd. (b)	12,930	174,556
		773,797
Support Activities for Mining 1.41%
Rowan Companies PLC – Class A (a)(b)	13,140	158,206
Transocean Ltd. (a)(b)	16,190	147,167
		305,373
Support Activities for Transportation 1.51%
Triton International Ltd. – Class A (b)	5,850	163,917
XPO Logistics, Inc. (a)	3,090	162,534
		326,451
Telecommunications 0.80%
AT&T, Inc.	2,146	82,685
T-Mobile US, Inc. (a)	1,343	90,545
		173,230
Transportation Equipment Manufacturing 4.82%
Allison Transmission Holdings, Inc.	4,180	161,850
Boeing Co.	815	152,918
Brunswick Corp.	2,750	151,965

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Transportation Equipment Manufacturing 4.82% (Continued)
Dana, Inc.	6,781	$143,215
Lear Corp.	931	138,756
Meritor, Inc. (a)	9,086	141,469
Oshkosh Corp.	2,403	151,677
		1,041,850
Utilities 4.17%
Avista Corp.	3,942	168,875
Calpine Corp. (a)	14,930	191,850
CenterPoint Energy, Inc.	6,413	183,476
Exelon Corp.	4,834	175,523
PNM Resources, Inc.	4,730	182,105
		901,829
Water Transportation 0.74%
Royal Caribbean Cruises Ltd. (b)	1,450	159,761

Wood Product Manufacturing 0.74%
Louisiana-Pacific Corp. (a)	7,155	159,413
TOTAL COMMON STOCKS (Cost $18,648,181)		19,723,110

REAL ESTATE INVESTMENT TRUSTS* 8.44%
Annaly Capital Management, Inc.	12,810	153,464
CoreCivic, Inc.	4,335	124,631
DiamondRock Hospitality Co.	13,257	147,020
Host Hotels & Resorts, Inc.	9,460	170,185
LaSalle Hotel Properties	5,567	158,381
Omega Healthcare Investors, Inc.	4,050	126,846
Pebblebrook Hotel Trust	4,826	149,219
Public Storage	784	168,835
RLJ Lodging Trust	7,170	145,910
Sunstone Hotel Investors, Inc.	9,287	144,970
Vornado Realty Trust	1,765	162,733
Xenia Hotels & Resorts, Inc.	9,549	170,928
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,788,594)		1,823,122

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
INVESTMENT PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING 0.95%

Money Market Fund 0.95%
First American Government Obligations Fund – Class Y, 0.390% (e)	205,400	$205,400
TOTAL INVESTMENT PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING (Cost $205,400)		205,400

SHORT-TERM INVESTMENTS 2.50%

Money Market Fund 2.50%
Fidelity Institutional Money Market Funds –
Government Portfolio – Class I, 0.640% (e)	541,104	541,104
TOTAL SHORT-TERM INVESTMENTS (Cost $541,104)		541,104
Total Investments (Cost $21,183,279) 103.16%		22,292,736
Liabilities in Excess of Other Assets (3.16)%		(683,826)
TOTAL NET ASSETS 100.00%		$21,608,910

Percentages are stated as a percent of net assets.

*	Unless otherwise noted, all of a portion of these securities, totaling $20,364,832 are pledged as collateral for securities sold short.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	This security is not pledged as collateral for securities sold short.
(d)	All or a portion of security is out on loan.
(e)	Seven day yield as of May 31, 2017.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Securities Sold Short

May 31, 2017 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (76.73%)

COMMON STOCK (70.59%)

Accommodation (0.99)%
Hilton Worldwide Holdings, Inc.	(1,630)	$(108,346)
Red Rock Resorts, Inc. – Class A	(4,550)	(107,562)
		(215,908)
Administrative and Support Services (2.10)%
ILG, Inc.	(4,014)	(108,137)
PRA Group, Inc.	(3,569)	(124,201)
Teladoc, Inc.	(3,840)	(117,504)
TripAdvisor, Inc.	(2,700)	(103,977)
		(453,819)
Air Transportation (0.56)%
Spirit Airlines, Inc.	(2,326)	(123,511)

Ambulatory Health Care Services (0.74)%
Envision Healthcare Corp.	(2,090)	(114,134)
Spark Therapeutics, Inc.	(878)	(44,717)
		(158,851)
Amusement, Gambling, and Recreation Industries (0.49)%
Global Payments, Inc.	(1,150)	(105,352)

Beverage and Tobacco Product Manufacturing (0.63)%
Monster Beverage Corp.	(2,675)	(135,248)

Broadcasting (except Internet) (1.60)%
Cable One, Inc.	(153)	(109,946)
Charter Communications, Inc. – Class A	(1)	(346)
Liberty Broadband Corp. – Class A	(1,442)	(127,256)
Nexstar Broadcasting Group, Inc. – Class A	(1,875)	(107,250)
		(344,798)
Chemical Manufacturing (5.54)%
ACADIA Pharmaceuticals, Inc.	(1,350)	(34,709)
Aerie Pharmaceuticals, Inc.	(910)	(50,460)
Alnylam Pharmaceuticals, Inc.	(1,120)	(73,314)
Avexis, Inc.	(680)	(48,110)
Bio-Techne Corp.	(455)	(50,996)
Blueprint Medicines Corp.	(1,430)	(51,308)
Coty, Inc. – Class A	(5,508)	(104,322)
Ecolab, Inc.	(880)	(116,898)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Securities Sold Short (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Chemical Manufacturing (5.54)% (Continued)
Innospec, Inc.	(1,760)	$(112,640)
Intercept Pharmaceuticals, Inc.	(370)	(41,403)
Neurocrine Biosciences, Inc.	(999)	(43,427)
NewMarket Corp.	(250)	(116,338)
Prothena Corp. PLC (a)	(916)	(46,725)
Puma Biotechnology, Inc.	(660)	(50,490)
Radius Health, Inc.	(1,758)	(60,861)
Revlon, Inc. – Class A	(2,735)	(50,871)
Sage Therapeutics, Inc.	(760)	(50,244)
TESARO, Inc.	(300)	(44,793)
Ultragenyx Pharmaceutical, Inc.	(950)	(51,158)
		(1,199,067)
Clothing and Clothing Accessories Stores (0.55)%
L Brands, Inc.	(2,322)	(119,815)

Computer and Electronic Product Manufacturing (7.34)%
Broadcom Ltd. (a)	(570)	(136,503)
Cavium, Inc.	(1,610)	(117,482)
Coherent, Inc.	(380)	(94,297)
DexCom, Inc.	(1,480)	(98,923)
Infinera Corp.	(10,718)	(104,178)
IPG Photonics Corp.	(805)	(111,927)
Johnson Controls International PLC (a)	(2,047)	(85,483)
Lumentum Holdings, Inc.	(1,710)	(97,556)
MaxLinear, Inc. – Class A	(4,301)	(133,975)
Mercury Systems, Inc.	(2,550)	(101,414)
Oclaro, Inc.	(11,230)	(99,722)
Roper Technologies, Inc.	(460)	(104,511)
Square, Inc. – Class A	(3,979)	(91,477)
Western Digital Corp.	(1,139)	(102,579)
Xperi Corp.	(3,530)	(108,195)
		(1,588,222)
Construction of Buildings (0.48)%
TRI Pointe Group, Inc.	(8,348)	(103,265)

Credit Intermediation and Related Activities (6.64)%
Chemical Financial Corp.	(1,932)	(86,882)
First Midwest Bancorp, Inc.	(4,650)	(103,044)
Flagstar Bancorp, Inc.	(3,750)	(108,338)
FleetCor Technologies, Inc.	(720)	(103,889)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Securities Sold Short (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Credit Intermediation and Related Activities (6.64)% (Continued)
FNB Corp.	(7,150)	$(94,380)
Hope Bancorp, Inc.	(5,601)	(97,513)
LendingClub Corp.	(21,025)	(115,637)
LendingTree, Inc.	(760)	(118,256)
New York Community Bancorp, Inc.	(8,010)	(103,489)
OneMain Holdings, Inc.	(5,080)	(114,605)
Pacific Premier Bancorp, Inc.	(2,820)	(95,880)
Signature Bank	(720)	(102,974)
South State Corp.	(1,050)	(87,255)
United Bankshares, Inc.	(2,700)	(103,275)
		(1,435,417)
Data Processing, Hosting and Related Services (0.48)%
WEX, Inc.	(1,012)	(103,386)

Electrical Equipment, Appliance, and
Component Manufacturing (0.45)%
Axon Enterprise, Inc.	(4,060)	(97,481)

Fabricated Metal Product Manufacturing (1.58)%
Ball Corp.	(2,740)	(112,066)
Crown Holdings, Inc.	(2,020)	(116,635)
LCI Industries	(1,253)	(111,517)
		(340,218)
Food and Beverage Stores (0.94)%
Core-Mark Holding Company, Inc.	(3,460)	(117,813)
Sprouts Farmers Market, Inc.	(3,589)	(85,992)
		(203,805)
Food Manufacturing (1.90)%
Blue Buffalo Pet Products, Inc.	(5,842)	(137,229)
J.M. Smucker Co.	(1,060)	(135,521)
Kraft Heinz Co.	(1,470)	(135,534)
		(408,284)
Food Services and Drinking Places (1.00)%
Dunkin’ Brands Group, Inc.	(1,840)	(107,659)
Yum Brands, Inc.	(1,480)	(107,507)
		(215,166)
General Merchandise Stores (1.39)%
Dollar Tree, Inc.	(1,440)	(111,888)
Five Below, Inc.	(2,304)	(118,196)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Securities Sold Short (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
General Merchandise Stores (1.39)% (Continued)
PriceSmart, Inc.	(787)	$(69,453)
		(299,537)
Heavy and Civil Engineering Construction (0.88)%
Blackline, Inc.	(3,080)	(103,981)
KBR, Inc.	(6,400)	(87,232)
		(191,213)
Insurance Carriers and Related Activities (2.54)%
Chubb Ltd. (a)	(730)	(104,529)
Cincinnati Financial Corp.	(1,595)	(111,778)
Markel Corp.	(112)	(109,452)
RLI Corp.	(2,008)	(111,524)
White Mountains Insurance Group Ltd (a)	(130)	(111,810)
		(549,093)
Leather and Allied Product Manufacturing (0.55)%
Skechers U.S.A., Inc. – Class A	(4,680)	(119,434)

Machinery Manufacturing (1.46)%
IMAX Corp. (a)	(4,572)	(114,529)
John Bean Technologies Corp.	(1,180)	(101,834)
Xylem, Inc.	(1,900)	(99,066)
		(315,429)
Merchant Wholesalers, Durable Goods (1.38)%
Gentherm, Inc.	(2,693)	(101,526)
SiteOne Landscape Supply, Inc.	(1,930)	(102,638)
Zendesk, Inc.	(3,586)	(93,164)
		(297,328)
Mining (except Oil and Gas) (0.58)%
Summit Materials, Inc. – Class A	(4,690)	(125,973)

Miscellaneous Manufacturing (2.71)%
ABIOMED, Inc.	(810)	(111,318)
Mattel, Inc.	(5,127)	(117,460)
Nevro Corp.	(1,600)	(110,128)
Penumbra, Inc.	(1,550)	(128,417)
WR Grace & Co.	(1,678)	(120,296)
		(587,619)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Securities Sold Short (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Motion Picture and Sound Recording Industries (0.56)%
Netflix, Inc.	(748)	$(121,976)

Nonmetallic Mineral Product Manufacturing (0.46)%
Apogee Enterprises, Inc.	(1,870)	(99,634)

Oil and Gas Extraction (2.51)%
Parsley Energy, Inc. – Class A	(3,547)	(105,169)
PDC Energy, Inc.	(2,180)	(108,259)
Range Resources Corp.	(4,740)	(109,304)
Rice Energy, Inc.	(5,530)	(110,600)
RSP Permian, Inc.	(3,030)	(107,838)
		(541,170)
Other Information Services (0.55)%
Pandora Media, Inc.	(7,470)	(66,483)
Zillow Group, Inc. – Class A	(1,187)	(52,097)
		(118,580)
Paper Manufacturing (0.54)%
Neenah Paper, Inc.	(1,490)	(116,220)

Pipeline Transportation (0.52)%
New Jersey Resources Corp.	(2,680)	(112,292)

Plastics and Rubber Products Manufacturing (0.99)%
Newell Brands, Inc.	(2,155)	(114,107)
Proto Labs, Inc.	(1,565)	(100,160)
		(214,267)
Printing and Related Support Activities (0.50)%
Multi-Color Corp.	(1,251)	(107,461)

Professional, Scientific, and Technical Services (3.14)%
Agios Pharmaceuticals, Inc.	(1,070)	(49,936)
athenahealth, Inc.	(956)	(128,085)
Callidus Software, Inc.	(4,540)	(108,506)
Callon Petroleum Co.	(8,982)	(101,676)
Diebold Nixdorf, Inc.	(3,479)	(92,020)
Juno Therapeutics, Inc.	(1,950)	(45,299)
Quintiles IMS Holdings, Inc.	(570)	(49,271)
Verisk Analytics, Inc.	(1,280)	(103,539)
		(678,332)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Securities Sold Short (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Publishing Industries (except Internet) (2.55)%
Evolent Health, Inc. – Class A	(5,000)	$(114,750)
FireEye, Inc.	(7,089)	(106,264)
Houghton Mifflin Harcourt Co.	(10,210)	(126,094)
Tyler Technologies, Inc.	(580)	(99,110)
Workday, Inc. – Class A	(1,060)	(105,979)
		(552,197)
Rail Transportation (0.57)%
Genesee & Wyoming, Inc. – Class A	(1,868)	(122,354)

Real Estate (0.48)%
Howard Hughes Corp.	(815)	(104,451)

Rental and Leasing Services (0.42)%
Aircastle Ltd. (a)	(4,169)	(91,009)

Securities, Commodity Contracts, and Other
Financial Investments and Related Activities (3.03)%
Alarm.com Holdings, Inc.	(3,210)	(104,486)
Artisan Partners Asset Management, Inc. – Class A	(4,121)	(116,624)
Enstar Group Ltd. (a)	(517)	(97,015)
Interactive Brokers Group, Inc. – Class A	(3,192)	(111,337)
Q2 Holdings, Inc.	(2,658)	(105,257)
WisdomTree Investments, Inc.	(12,450)	(118,399)
		(653,118)
Support Activities for Mining (0.52)%
SRC Energy, Inc.	(16,260)	(111,869)

Telecommunications (1.11)%
GTT Communications, Inc.	(3,270)	(105,458)
Shenandoah Telecommunications Co.	(2,108)	(64,610)
Vonage Holdings Corp.	(10,042)	(69,390)
		(239,458)
Textile Mills (0.46)%
Albany International Corp. – Class A	(2,040)	(98,532)

Textile Product Mills (0.48)%
Interface, Inc.	(5,020)	(103,161)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Securities Sold Short (Continued)

May 31, 2017 (Unaudited)

	Shares	Value
Transportation Equipment Manufacturing (1.45)%
Rockwell Collins, Inc.	(931)	$(101,526)
TransDigm Group, Inc.	(410)	(109,912)
Wabtec Corp.	(1,230)	(100,553)
		(311,991)
Truck Transportation (0.57)%
Werner Enterprises, Inc.	(4,496)	(122,516)

Utilities (3.21)%
Cheniere Energy, Inc.	(2,395)	(116,684)
Dominion Energy, Inc.	(1,390)	(112,270)
NiSource, Inc.	(4,423)	(115,308)
Public Service Enterprise Group, Inc.	(2,713)	(121,841)
Sempra Energy	(980)	(114,160)
Southern Co.	(2,254)	(114,075)
		(694,338)
Wholesale Electronic Markets and Agents and Brokers (0.47)%
KAR Auction Services, Inc.	(2,330)	(101,518)
TOTAL COMMON STOCKS (Proceeds $14,760,525)		(15,253,683)

REAL ESTATE INVESTMENT TRUSTS (6.14)%
Acadia Realty Trust	(2,890)	(78,464)
Alexandria Real Estate Equities, Inc.	(997)	(116,330)
Boston Properties, Inc.	(764)	(92,688)
Colony Starwood Homes	(3,190)	(110,278)
Crown Castle International Corp.	(722)	(73,391)
Education Realty Trust, Inc.	(3,043)	(116,577)
Gramercy Property Trust	(1)	(30)
Iron Mountain, Inc.	(3,414)	(119,217)
Kimco Realty Corp.	(4,330)	(75,948)
Life Storage, Inc.	(1,015)	(76,024)
Macerich Co.	(1,481)	(85,025)
Paramount Group, Inc.	(7,150)	(110,253)
Physicians Realty Trust	(4,870)	(99,056)
Uniti Group, Inc.	(3,620)	(90,536)
Weyerhaeuser Co.	(2,542)	(83,784)
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Proceeds $1,404,747)		(1,327,601)
TOTAL SECURITIES SOLD SHORT (Proceeds $16,165,272)		$(16,581,284)

(a)	Foreign issued security.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE FUNDS

Statements of Assets and Liabilities

May 31, 2017 (Unaudited)

	Core Plus	Opportunities	Market
	Fund	Fund	Neutral Fund
Assets
Investments, at value (cost $151,717,554,
$83,101,431 and $21,183,279, respectively)	$169,185,522	$88,208,935	$22,292,736
Receivable for investments sold	—	28,377,893	10,422,366
Deposit for short sales at broker	5,021,007	911,620	16,011,388
Dividends and interest receivable	304,041	89,313	30,986
Receivable for Fund shares sold	233,455	3,100	—
Receivable for securities lending	1,114	4,248	97
Receivable from Broker	—	—	1,303
Cash	2,895	—	—
Other assets	16,327	5,561	5,786
Total Assets	174,764,361	117,600,670	48,764,662

Liabilities
Securities sold short, at value
(proceeds $44,477,743, $25,544,866 and
$16,165,272, respectively)	44,613,918	25,226,229	16,581,284
Payable for Fund shares redeemed	112,421	171,010	—
Payable for investments purchased	—	28,137,040	10,308,074
Dividends payable on short positions	47,598	17,386	15,549
Payable to broker for interest expense	16,446	11,773	—
Payable for collateral on
securities loaned (Note 11)	2,992,701	763,037	205,400
Payable to Adviser	105,986	54,760	7,814
Payable to affiliates	62,414	30,738	26,839
Accrued expenses and other liabilities	16,526	12,501	10,792
Total Liabilities	47,968,010	54,424,474	27,155,752
Net Assets	$126,796,351	$63,176,196	$21,608,910

Net Assets Consist Of:
Paid-in capital	89,784,207	47,611,918	21,185,495
Accumulated undistributed
net investment income (loss)	147,189	(217,967)	(70,069)
Accumulated net realized gain (loss)	19,533,162	10,356,104	(199,961)
Net unrealized appreciation (depreciation) on:
Investments	17,467,968	5,107,504	1,109,457
Securities sold short	(136,175)	318,637	(416,012)
Net Assets	$126,796,351	$63,176,196	$21,608,910

Institutional Class Shares
Net Assets	$126,796,351	$63,176,196	$21,608,910
Shares of beneficial interest outstanding
(unlimited number of shares authorized,
$0.001 par value)	6,855,833	5,273,873	2,126,960
Net asset value, redemption price
and offering price per share	$18.49	$11.98	$10.16

The accompanying notes are an integral part of these financial statements.

CONVERGENCE FUNDS

Statements of Operations

For the Six Months Ended May 31, 2017 (Unaudited)

	Core Plus	Opportunities	Market
	Fund	Fund	Neutral Fund
Investment Income
Dividend income(1)	$1,584,249	$639,955	$168,520
Interest income	10,831	3,270	5,099
Securities lending income	11,195	24,764	1,035
Total Investment Income	1,606,275	667,989	174,654

Expenses
Management fees	648,873	383,732	99,292
Interest and broker expenses	268,858	215,145	9,095
Dividends on short positions	207,171	159,459	86,690
Administration fees	83,347	46,753	33,524
Transfer agent fees and expenses	39,291	19,121	8,190
Federal and state registration fees	16,751	8,078	15,498
Fund accounting fees	14,348	11,214	6,430
Custody fees	11,277	9,457	6,580
Legal fees	9,541	6,328	4,039
Audit and tax fees	9,324	9,324	9,317
Reports to shareholders	6,370	5,969	667
Chief Compliance Officer fees	4,914	4,550	4,550
Distribution and service fees – Investment Class	3,273	—	—
Trustees’ fees	3,024	3,024	2,842
Other expenses	6,145	3,802	2,282
Total Expenses	1,332,507	885,956	288,996
Expense waiver by Adviser (Note 4)	—	—	(44,273)
Net Expenses	1,332,507	885,956	244,723

Net Investment Income (Loss)	273,768	(217,967)	(70,069)

Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	21,036,179	15,496,754	1,913,770
Short transactions	(910,971)	(2,925,602)	(1,573,348)
Change in net unrealized
appreciation (depreciation) on:
Investments	(12,558,248)	(11,645,038)	(1,102,810)
Short transactions	(2,003,412)	730,279	516,919
Realized and Unrealized
Gain (Loss) on Investments	5,563,548	1,656,393	(245,469)

Net Increase (Decrease) in
Net Assets from Operations	$5,837,316	$1,438,426	$(315,538)

(1)	Net of $366, $475, and $52 in dividend withholding tax for the Core Plus Fund, Opportunities Fund and Market Neutral Fund, respectively.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2017	Year Ended
	(Unaudited)	November 30, 2016
From Operations
Net investment income	$273,768	$1,043,403
Net realized gain (loss) from:
Investments	21,036,179	5,128,110
Short transactions	(910,971)	9,162,554
Change in net unrealized depreciation on:
Investments	(12,558,248)	(5,321,490)
Short transactions	(2,003,412)	(7,812,963)
Net increase in net assets from operations	5,837,316	2,199,614

From Distributions
Net investment income – Institutional Class	(1,185,521)	(825,056)
Net investment income – Investment Class(1)	(24,153)	(13,170)
Net realized gain on investments – Institutional Class	(4,226,829)	(13,520,585)
Net realized gain on investments – Investment Class(1)	(139,053)	(598,326)
Net decrease in net assets resulting
from distributions paid	(5,575,556)	(14,957,137)

From Capital Share Transactions
Proceeds from shares sold – Institutional Class	12,687,053	20,865,722
Proceeds from shares sold – Investment Class(1)	91,813	1,123,654
Net asset value of shares issued in reinvestment of
distributions to shareholders – Institutional Class	4,037,834	11,864,999
Net asset value of shares issued in reinvestment of
distributions to shareholders – Investment Class(1)	154,592	608,921
Payments for shares redeemed – Institutional Class	(16,041,663)	(120,637,738)
Payments for shares redeemed – Investment Class(1)	(4,449,394)	(6,701,237)
Net decrease in net assets from capital
share transactions	(3,519,765)	(92,875,679)

Total Decrease In Net Assets	(3,258,005)	(105,633,202)

Net Assets
Beginning of period	130,054,356	235,687,558
End of period	$126,796,351	$130,054,356

Accumulated Undistributed
Net Investment Income	$147,189	$1,083,095

(1)	The Investment Class shares converted to Institutional Class Shares on March 27, 2017. See Note 1 to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2017	Year Ended
	(Unaudited)	November 30, 2016
From Operations
Net investment income (loss)	$(217,967)	$88,714
Net realized gain (loss) from:
Investments	15,496,754	(488,537)
Short transactions	(2,925,602)	(804,338)
Change in net unrealized
appreciation (depreciation) on:
Investments	(11,645,038)	9,496,090
Short transactions	730,279	(2,582,696)
Net increase in net assets from operations	1,438,426	5,709,233

From Distributions
Net realized gain on investments – Institutional Class	—	(785,835)
Net decrease in net assets resulting
from distributions paid	—	(785,835)

From Capital Share Transactions
Proceeds from shares sold – Institutional Class	5,360,489	11,656,066
Net asset value of shares issued in reinvestment of
distributions to shareholders – Institutional Class	—	760,541
Payments for shares redeemed – Institutional Class	(21,612,763)	(24,885,662)
Net decrease in net assets from capital
share transactions	(16,252,274)	(12,469,055)

Total Decrease In Net Assets	(14,813,848)	(7,545,657)

Net Assets
Beginning of period	77,990,044	85,535,701
End of period	$63,176,196	$77,990,044

Accumulated Undistributed Net Investment Loss	$(217,967)	$—

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2017	Period Ended
	(Unaudited)	November 30, 2016(1)
From Operations
Net investment loss	$(70,069)	$(100,682)
Net realized gain (loss) from:
Investments	1,913,770	1,135,708
Short transactions	(1,573,348)	(1,652,937)
Change in net unrealized
appreciation (depreciation) on:
Investments	(1,102,810)	2,212,267
Short transactions	516,919	(932,931)
Net increase (decrease) in
net assets from operations	(315,538)	661,425

From Capital Share Transactions
Proceeds from shares sold – Institutional Class	5,886,122	14,646,195
Proceeds from shares issued from
transfers in-kind – Institutional Class(2)	—	2,495,039
Payments for shares redeemed – Institutional Class	(833,417)	(930,916)
Net increase in net assets from capital
share transactions	5,052,705	16,210,318

Total Increase In Net Assets	4,737,167	16,871,743

Net Assets
Beginning of period	16,871,743	—
End of period	$21,608,910	$16,871,743

Accumulated Undistributed Net Investment Loss	$(70,069)	$—

(1)	The Fund commenced operations on January 29, 2016.
(2)	See Note 8 to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

CONVERGENCE FUNDS

Statements of Cash Flows

For the Period Ended May 31, 2017 (Unaudited)

	Core Plus	Opportunities	Market
	Fund	Fund	Neutral Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase/(decrease) in net assets
resulting from operations	$5,837,316	$1,438,426	$(315,538)
Adjustments to reconcile net increase/
(decrease) in net assets from operations to
net cash used in operating activities:
Purchases of investments	(162,061,360)	(161,019,694)	(30,067,606)
Investments purchased with
proceeds from securities lending, net	(47,332)	(232,179)	207,074
Purchases of short-term investments, net	887,669	(391,586)	1,290,112
Proceeds from sales of
long-term investments	175,564,238	183,831,963	27,217,086
Return of capital distributions received
from underlying investments	(8,810)	(7,115)	(134,863)
Decrease in payable for distribution fees	(9,976)	—	—
Decrease in dividends
and interest receivable	839	53,536	1,316
Increase in deposits at
broker for short sales	(4,993,810)	(133,722)	(5,253,096)
(Increase)/Decrease in receivable
for investment securities sold	2,344,776	(28,377,893)	(10,422,366)
(Increase)/Decrease in receivable
for securities lending	2,404	(2,991)	248
Increase in receivable from broker	—	—	(1,303)
(Increase)/Decrease in prepaid
expenses and other assets	2,833	1,884	(2,427)
Proceeds from securities sold short	70,538,877	63,257,373	32,527,610
Purchases to cover securities sold short	(70,555,723)	(68,954,705)	(30,408,674)
Increase/(Decrease) in payable
for investment securities purchased	(2,482,194)	28,137,040	10,308,074
Increase/(Decrease) in payable
for collateral on securities loaned	47,332	232,179	(207,074)
Increase in dividends payable
on short positions	6,798	2,067	4,856
Increase/(Decrease) in payable to broker	324	1,882	(2,142)
Increase/(Decrease) in payable to Adviser	5,062	(6,591)	(2,327)
Decrease in accrued expenses and other
liabilities and expenses payable	(16,954)	(16,052)	(17,829)
Unrealized depreciation on investments	12,558,248	11,645,038	1,102,810
Unrealized depreciation/(appreciation)
on short transactions	2,003,412	(730,279)	(516,919)
Net realized gain on investments	(21,036,179)	(15,496,754)	(1,913,770)
Net realized loss on short transactions	910,971	2,925,602	1,573,348
Net cash provided/(used)
in operating activities	9,498,761	16,157,429	(5,033,400)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE FUNDS

Statements of Cash Flows (Continued)

For the Period Ended May 31, 2017 (Unaudited)

	Core Plus	Opportunities	Market
	Fund	Fund	Neutral Fund
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	$12,572,068	$5,378,515	$5,886,122
Payment on shares redeemed	(20,684,804)	(21,535,944)	(852,722)
Cash distributions paid to shareholders	(1,383,130)	—	—
Net cash provided by financing activities	(9,495,866)	(16,157,429)	5,033,400
Net change in cash	$2,895	$—	$—

CASH:
Beginning Balance	—	—	—
Ending Balance	$2,895	$—	$—

SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	268,534	213,263	11,237
Non-cash financing activities –
distributions reinvested	4,192,426	—	—
Non-cash financing activities –
increase/(decrease) in receivable
for Fund shares sold	206,798	(18,026)	—
Non-cash financing activities –
decrease/(increase) in payable for
Fund shares redeemed	193,747	(76,819)	19,305

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Financial Highlights – Institutional Class

Six Months Ended
May 31, 2017
(Unaudited)
Net Asset Value, Beginning of Period	$18.47

Income from investment operations:
Net investment income(1)	0.04
Net realized and unrealized gain on investments	0.78
Total from investment operations	0.82

Less distributions paid:
From net investment income	(0.18)
From net realized gains	(0.62)
Total distributions paid	(0.80)

Net Asset Value, End of Period	$18.49

Total Return(2)(3)	4.46%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$126,796
Ratio of expenses to average net assets:
Before waiver, expense reimbursement and recoupments(4)(5)	2.05%
After waiver, expense reimbursement and recoupments(4)(5)	2.05%
Ratio of net investment income to average net assets:
Before waiver, expense reimbursement and recoupments(5)	0.42%
After waiver, expense reimbursement and recoupments(5)	0.42%
Portfolio turnover rate	96.61%

(1)	Per share net investment income was calculated using the daily average shares outstanding method.
(2)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Not annualized for periods less than one full year.
(4)
The ratio of expenses to average net assets includes dividends on short positions, interest and broker expenses.  The annualized before waiver, expense reimbursement and recoupments and after waiver, expense reimbursement and recoupments ratios excluding dividends on short positions, interest and broker expenses were 1.32% and 1.32%, 1.31% and 1.31%, 1.26% and 1.26%, 1.24% and 1.24%, 1.28% and 1.31%, and 1.41% and 1.50% for the periods ended May 31, 2017, November 30, 2016, November 30, 2015, November 30, 2014, November 30, 2013, and November 30, 2012, respectively.

(5)	Annualized for periods less than one year.
(6)	Securities redeemed-in-kind were excluded from the computation of the ratio.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout Each Period

Year Ended November 30,
2016	2015	2014	2013		2012
$18.63	$18.11	$17.65	$13.97		$11.56

0.11	0.04	0.02	0.11		0.06
0.93	0.53	2.02	4.18		2.39
1.04	0.57	2.04	4.29		2.45

(0.07)	(0.05)	(0.09)	(0.07)		—
(1.13)	—	(1.49)	(0.54)		(0.04)
(1.20)	(0.05)	(1.58)	(0.61)		(0.04)

$18.47	$18.63	$18.11	$17.65		$13.97

6.04%	3.15%	12.18%	31.90%		21.21%

$125,815	$225,867	$316,621	$276,054		$85,411

2.21%	2.24%	2.24%	2.21%		2.52%
2.21%	2.24%	2.24%	2.23%		2.61%

0.65%	0.24%	0.15%	0.70%		0.56%
0.65%	0.24%	0.15%	0.68%		0.47%
260.81%	251.00%	267.84%	247.67	%(6)	275.88%

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Financial Highlights – Institutional Class

Net Asset Value, Beginning of Period

Income (loss) from investment operations:
Net investment income (loss)(2)
Net realized and unrealized gain on investments
Total from investment operations

Less distributions paid:
From net investment income
From net realized gains
Total distributions paid

Net Asset Value, End of Period

Total Return(4)(5)

Supplemental Data and Ratios:
Net assets at end of period (000’s)
Ratio of expenses to average net assets:
Before waiver and expense reimbursement(6)(7)
After waiver and expense reimbursement(6)(7)
Ratio of net investment income (loss) to average net assets:
Before waiver and expense reimbursement(7)
After waiver and expense reimbursement(7)
Portfolio turnover rate(4)

(1)	The Fund commenced operations on November 29, 2013.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Amount is less than 0.5 cent per share.
(4)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(5)	Not annualized for periods less than a full year.
(6)
The ratio of expenses to average net assets includes dividends on short positions, interest and broker expenses.  The annualized before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding dividends on short positions, interest and broker expenses were 1.33% and 1.33%, 1.36% and 1.36%, 1.34% and 1.34%, and 1.50% and 1.50% for the periods ended May 31, 2017, November 30, 2016, November 30, 2015 and November 30, 2014, respectively.

(7)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout Each Period

Six Months Ended
May 31, 2017	Year Ended November 30,
(Unaudited)	2016	2015	2014(1)
$11.82	$11.04	$10.63	$10.00

(0.03)	0.01	(0.11)	(0.10)
0.19	0.87	0.52	0.73
0.16	0.88	0.41	0.63

—	—	—	(0.00	)(3)
—	(0.10)	—	0.00
—	(0.10)	—	—

$11.98	$11.82	$11.04	$10.63

1.35%	8.11%	3.76%	6.34%

$63,176	$77,990	$85,536	$69,026

2.31%	2.57%	2.63%	2.69%
2.31%	2.57%	2.63%	2.69%

(0.57)%	0.12%	(0.99)%	(1.02)%
(0.57)%	0.12%	(0.99)%	(1.02)%
156.39%	316.15%	319.97%	281.92%

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Financial Highlights – Institutional Class

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended	Period Ended
	May 31, 2017	November 30,
	(Unaudited)	2016(1)
Net Asset Value, Beginning of Period	$10.30	$10.00

Income from investment operations:
Net investment loss(2)	(0.04)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.10)	0.37
Total from investment operations	(0.14)	0.30

Net Asset Value, End of Period	$10.16	$10.30

Total Return(3)(4)	(1.36)%	3.00%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$21,609	$16,872
Ratio of expenses to average net assets:
Before waiver and expense reimbursement(5)(6)	2.91%	4.27%
After waiver and expense reimbursement(5)(6)	2.46%	3.26%
Ratio of net investment loss to average net assets:
Before waiver and expense reimbursement(6)	(1.15)%	(1.92)%
After waiver and expense reimbursement(6)	(0.70)%	(0.91)%
Portfolio turnover rate(4)	136.27%	218.04%

(1)	The Fund commenced operations on January 29, 2016.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized for periods less than a full year.
(5)
The ratio of expenses to average net assets includes dividends on short positions, interest and broker expenses.  The annualized before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding dividends on short positions, interest and broker expenses were 1.95% and 1.50%, and 2.51% and 1.50% for the periods ended May 31, 2017 and November 30, 2016, respectively.

(6)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE FUNDS
Notes to Financial Statements
May 31, 2017 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Convergence Core Plus Fund, Convergence Opportunities Fund and Convergence Market Neutral Fund (each, a “Fund” and together the “Funds”) represent distinct diversified series with their own investment objectives and policies within the Trust. The investment objective of the Convergence Core Plus Fund and Convergence Opportunities Fund is long-term capital growth. The investment objective of the Convergence Market Neutral Fund is positive absolute returns.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Convergence Core Plus Fund became effective on December 29, 2009 and commenced operations on December 29, 2009 and January 31, 2013 for the Institutional Class and Investment Class shares, respectively.  Effective February 27, 2017 the Convergence Core Plus Fund ceased offering its Investment Class shares.  The remaining Investment Class shares converted to Institutional Class shares on March 27, 2017.  The Convergence Opportunities Fund became effective November 29, 2013 and commenced operations on November 29, 2013 for the Institutional Class shares.  As of the date of this report, the Investment Class shares of the Convergence Opportunities Fund have not commenced operations.  The Convergence Market Neutral Fund became effective January 29, 2016 and commenced operations on January 29, 2016 for the Institutional Class shares.  Each class of shares has identical rights and privileges except with respect to the distribution fees, and voting rights on matters affecting a single class of shares. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Convergence Investment Partners, LLC (the “Adviser”), the Funds’ investment adviser.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services–Investment Companies.”

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a) Investment Valuation

Each security owned by the Funds, including long and short positions of common stock and real estate investment trusts, that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2017 (Unaudited)

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security shall be valued at, (i) the mean between the most recent quoted bid and asked prices on such day or (ii) the last sales price on the Composite Market. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets, as published by a pricing service (“Pricing Service.”).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield 2 method until maturity.  In the absence of available quotations, the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.  These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2017 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of May 31, 2017:

Core Plus Fund
	Level 1	Level 2	Level 3	Total
Assets(1):
Common Stock	$157,927,495	$—	$—	$157,927,495
Real Estate
Investment Trusts	5,907,770	—	—	5,907,770
Short-Term Investments	2,357,556	—	—	2,357,556
Investments Purchased
with Proceeds from
Securities Lending	2,992,701	—	—	2,992,701
Total Assets	$169,185,522	$—	$—	$169,185,522
Liabilities:
Securities Sold Short	$(44,613,918)	$—	$—	$(44,613,918)

Opportunities Fund
	Level 1	Level 2	Level 3	Total
Assets(1):
Common Stock	$80,070,067	$—	$—	$80,070,067
Real Estate
Investment Trusts	6,909,715	—	—	6,909,715
Short-Term Investments	466,116	—	—	466,116
Investments Purchased
with Proceeds from
Securities Lending	763,037	—	—	763,037
Total Assets	$88,208,935	$—	$—	$88,208,935
Liabilities:
Securities Sold Short	$(25,226,229)	$—	$—	$(25,226,229)

Market Neutral Fund
	Level 1	Level 2	Level 3	Total
Assets(1):
Common Stock	$19,723,110	$—	$—	$19,723,110
Real Estate
Investment Trusts	1,823,122	—	—	1,823,122
Short-Term Investments	541,104	—	—	541,104
Investments Purchased
with Proceeds from
Securities Lending	205,400	—	—	205,400
Total Assets	$22,292,736	$—	$—	$22,292,736
Liabilities:
Securities Sold Short	$(16,581,284)	$—	$—	$(16,581,284)

(1) See the Schedule of Investments for industry classifications.

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2017 (Unaudited)

The Funds did not hold any investments during the period ended May 31, 2017 with significant unobservable inputs which would be classified as Level 3.  During the period ended May 31, 2017, there were no transfers between levels for the Funds.  It is the Funds’ policy to record transfers between levels as of the end of the reporting period.  The Funds did not hold financial derivative instruments during the reporting period.

(b) Short Positions

The Funds may sell a security they do not own in anticipation of a decline in the fair value of that security. When a fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which a fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.  For financial statement purposes, an amount equal to the settlement amount is included in the Statements of Assets and Liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions.  Subsequent fluctuations in the market prices of the securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statements of Assets and Liabilities.  The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense, and interest expense is accrued daily. As collateral for its short positions, the Funds are required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. The segregated assets are valued consistent with Note 2a above. The amount of segregated assets are required to be adjusted daily to the extent additional collateral is required based on the change in fair value of the securities sold short. The Funds’ securities sold short and deposits for short sales are held with one major securities broker-dealer. The Funds do not require this broker-dealer to maintain collateral in support of the receivable for proceeds on securities sold short.

(c) Security Loans

When the Funds loan securities held in their portfolios, the Funds receive compensation in the form of fees, or retain a portion of the interest on the investment of any cash received as collateral. The Funds also continue to receive dividends on the securities loaned. The loans are secured by collateral at least equal to: (i) 105% of the market value of the loaned securities that are foreign securities, or 102% of the market value of any other loaned securities, at the time the securities are loaned; and (ii) 100% of the market value of the loaned securities at all times. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

(d) Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code, as amended, necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to their shareholders

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2017 (Unaudited)

sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the period ended May 31, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended May 31, 2017, the Funds did not incur any interest or penalties.

(e) Distributions to Shareholders

The Funds will distribute any net investment income and any net capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(f) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(g) Share Valuation

The NAV per share of each Fund is calculated by dividing the sum of the fair value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading.  The Funds do not charge a redemption fee, and therefore the offering and redemption price per share are equal to a Fund’s net asset value per share.

(h) Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the applicable Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses are allocated by class based on relative net assets. Distribution and service (12b-1) fees are expensed at 0.25% of average daily net assets of the Investment Class shares of the Convergence Core Plus Fund and the Convergence Opportunities Fund. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2017 (Unaudited)

(i) Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing original cost of the security lot sold with the net sale proceeds. Dividend income and expense is recognized on the ex-dividend date and interest income and expense is recognized on an accrual basis. Dividend income from real estate investment trusts (REITs) is recognized on the ex-date and included in dividend income.  The calendar year-end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Funds estimate the character of REIT distributions based on the most recent information available and adjust for actual classifications in the calendar year the information is reported.

(3)	Federal Tax Matters
The tax character of distributions paid during the fiscal years ended November 30, 2016 and November 30, 2015 was as follows:

Convergence Core Plus Fund
	November 30, 2016	November 30, 2015
Ordinary Income	$838,226	$856,141
Long-Term Capital Gain	$14,118,911	$—

Convergence Opportunities Fund
	November 30, 2016	November 30, 2015
Long-Term Capital Gain	$785,835	$—

The Convergence Core Plus Fund designated as short-term and long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended November 30, 2016.  The Convergence Core Plus Fund utilized earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction.  The amount designated as short-term and long-term capital gain for the fiscal years ended November 30, 2016 and 2015 were as follows:

Convergence Core Plus Fund
	November 30, 2016	November 30, 2015
Short-term	$—	$—
Long-term	$8,494,488	$7,270,803

Convergence Opportunities Fund
	November 30, 2016	November 30, 2015
Long-term	$—	$316,026

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2017 (Unaudited)

As of November 30, 2016, the components of accumulated earnings on a tax basis were as follows:

	Convergence	Convergence	Convergence
	Core Plus	Opportunities	Market
	Fund	Fund	Neutral Fund
Cost basis of investments for
federal income tax purposes(1)	$145,175,676	$90,030,301	$17,969,563
Gross tax unrealized appreciation	$34,862,924	$20,068,165	$3,908,992
Gross tax unrealized depreciation	(4,976,143)	(3,552,743)	(1,749,119)
Net tax unrealized appreciation	29,886,781	16,515,422	2,159,873
Undistributed ordinary income	5,128,675	—	—
Undistributed long-term capital gain	331,407	—	—
Total distributable earnings	5,460,082	—	—
Other accumulated gains/losses	1,403,521	(2,389,570)	(1,420,920)
Total accumulated gains	$36,750,384	$14,125,852	$738,953

(1) Excludes securities sold short.

The tax basis of distributable earnings for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales, transfers in-kind, and straddle adjustments for the Funds.

At November 30, 2016, the Funds had the following capital losses remaining, which will be carried forward indefinitely to offset future realized capital gains.  To the extent the Funds realize future net capital gains, taxable distributions to its shareholders will be first offset by any unused capital loss carryovers from the year ended November 30, 2016.

Short-Term
Convergence Opportunities Fund	$1,567,872
Convergence Market Neutral Fund	$ 407,629

Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Funds. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

On the Statements of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

	Convergence	Convergence	Convergence
	Core Plus	Opportunities	Market
	Fund	Fund	Neutral Fund
Accumulated Undistributed Net
Investment Income/(Loss)	$121,188	$689,163	$100,682
Accumulated Undistributed Net
Realized Gain/(Loss)	$(8,622,125)	$(96,571)	$(23,154)
Paid-In Capital	$8,500,937	$(592,592)	$(77,528)

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2017 (Unaudited)

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under the terms of the Agreement, each Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Funds’ average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse each Fund’s other expenses at least through the expiration dates listed below, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s operating expenses (excluding any taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends on short positions and interest and broker expenses, acquired fund fees and expenses or extraordinary expenses) do not exceed the expense limitation caps listed below of each Fund’s average daily net assets.

	Expiration Date	Expense Limitation Cap
Convergence Core Plus Fund
Institutional Class	March 30, 2018	1.50%

Convergence Opportunities Fund
Institutional Class	March 30, 2018	1.50%

Convergence Market Neutral Fund
Institutional Class	January 29, 2019	1.50%

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver or reimbursement; or (2) the Expense Limitation Cap in place at the time of the recoupment; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three year period from the date of the waiver or reimbursement. During the period ended May 31, 2017, there were no expense recoupments by the Adviser from the Funds.  As of the date of this report, there were no prior waivers or reimbursements subject to recoupment from the Convergence Core Plus Fund and Convergence Opportunities Fund.  The following table details the remaining waived or reimbursed expenses for the Convergence Market Neutral Fund subject to potential recovery expiring by:

November 30, 2019	111,707
May 31, 2019	44,273

(5)	Distribution Plan

The Trust adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Convergence Core Plus Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution and service (Rule 12b-1) fee of 0.25% of the Convergence Core Plus Fund’s average daily net assets of Investment Class shares for services to prospective shareholders and distribution of shares.  During the period ended May 31, 2017, the Convergence Core Plus Fund accrued expenses of $3,273 pursuant to the 12b-1 Plan.  As of May 31, 2017, the Distributor was owed fees of $0 pursuant to the 12b-1 Plan.

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2017 (Unaudited)

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  Fees incurred for the period ended May 31, 2017, and owed as of May 31, 2017 are as follows:

	Incurred	Owed
Convergence Core Plus Fund	$83,347	$31,462
Convergence Opportunities Fund	$46,753	$14,884
Convergence Market Neutral Fund	$33,524	$11,103

USBFS also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as each Fund’s custodian.  Fees incurred for the period ended May 31, 2017, and owed as of May 31, 2017 are as follows:

Fund Accounting	Incurred		Owed
Convergence Core Plus Fund	$14,348		$5,746
Convergence Opportunities Fund	$11,214		$4,877
Convergence Market Neutral Fund	$6,430		$792

Transfer Agency	Incurred		Owed
Convergence Core Plus Fund	$39,291		$17,485
Convergence Opportunities Fund	$19,026	(1)	$7,076
Convergence Market Neutral Fund	$8,190		$10,592

(1)	This amount does not include sub-transfer agency fees, therefore it does not agree to the amount on the Statement of Operations.

Custody	Incurred	Owed
Convergence Core Plus Fund	$11,277	$6,103
Convergence Opportunities Fund	$9,457	$2,482
Convergence Market Neutral Fund	$6,580	$2,933

Certain Funds have a line of credit with US Bank (see Note 10).
The Funds have entered into a securities lending agreement with US Bank (see Note 11).
The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of USBFS and US Bank.
Certain officers of the Funds are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and US Bank. This same Trustee is a board member and an interested person of the Distributor.

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2017 (Unaudited)

The Trust’s Chief Compliance Officer is also an employee of USBFS.  Each Funds’ allocation of the Trust’s Chief Compliance Officer fee incurred for the period ended May 31, 2017, and owed as of May 31, 2017 are as follows:

	Incurred	Owed
Convergence Core Plus Fund	$4,914	$1,618
Convergence Opportunities Fund	$4,550	$1,419
Convergence Market Neutral Fund	$4,550	$1,419

(7)	Capital Share Transactions
Transactions in shares of the Funds were as follows:

Convergence Core Plus – Institutional Class
	Six Months Ended		Year Ended
	May 31, 2017		November 30, 2016
Shares sold	482,443		1,259,411
Shares reinvested	219,686		688,624
Shares exchanged from
Investment Class	207,990	(1)	—
Shares redeemed	(867,938)		(7,260,138)
Net increase (decrease)	42,181		(5,312,103)

Convergence Core Plus Fund – Investment Class
	Six Months Ended		Year Ended
	May 31, 2017		November 30, 2016
Shares sold	4,921		67,882
Shares reinvested	8,425		35,423
Shares exchanged to
Institutional Class	(208,407	)(1)	—
Shares redeemed	(35,575)		(402,227)
Net decrease	(230,636)		(298,922)

(1) The Investment Class shares converted to Institutional Class shares on March 27, 2017.

Convergence Opportunities Fund – Institutional Class
	Six Months Ended		Year Ended
	May 31, 2017		November 30, 2016
Shares sold	439,200		1,128,075
Shares reinvested	—		72,501
Shares redeemed	(1,763,203)		(2,351,949)
Net decrease	(1,324,003)		(1,151,373)

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2017 (Unaudited)

Convergence Market Neutral Fund – Institutional Class
	Six Months Ended	Period Ended
	May 31, 2017	November 30, 2016
Shares sold	570,053	1,484,384
Shares issued from
transfer in-kind (See Note 8)	—	249,504
Shares reinvested	—	—
Shares redeemed	(81,111)	(95,870)
Net increase	488,942	1,638,018

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, securities transferred in-kind disclosed below, and securities sold short, for the Funds for the period ended May 31, 2017 are summarized below. There were no purchases or sales of U.S. government securities for the Funds.

	Convergence Core	Convergence	Convergence Market
	Plus Fund	Opportunities Fund	Neutral Fund
Purchases	$162,061,360	$161,019,694	$30,067,606
Sales	$175,564,238	$183,831,963	$27,217,086

Convergence Market Neutral Fund

On January 29, 2016, the Convergence Market Neutral Fund accepted, in accordance with the Rule 17a-7 of the 1940 Act procedures adopted by the Trust, securities eligible for investment by the Fund as consideration for Fund shares issued at a fair value of $2,495,039.

(9)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  At May 31, 2017, National Financial Services, LLC, for the benefit of others, held 57.21% of the Convergence Core Plus Fund’s outstanding Institutional Class shares.  At May 31, 2017, National Financial Services, LLC, for the benefit of others, held 84.94% of the Convergence Opportunities Fund’s outstanding Institutional Class shares.  At May 31, 2017, Charles Schwab & Co. Inc. and National Financial Services, LLC, for the benefit of others, held 52.86% and 46.61%, respectively, of the Convergence Market Neutral Fund’s outstanding Institutional Class shares.

(10)	Line of Credit

The Convergence Core Plus Fund and Convergence Opportunities Fund each have a line of credit in the amount of the lessor of $13,000,000 and $5,000,000, respectively, or 33.33% of the fair value of unencumbered assets of the Convergence Core Plus Fund and Convergence Opportunities Fund, which all mature on August 11, 2017. These unsecured lines of credit are intended to provide short-term financing, if necessary and subject to certain restrictions, in connection with shareholder

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2017 (Unaudited)

redemptions. Interest was accrued at the prime rate of 3.50% from December 1, 2016 through December 14, 2016, 3.75% from December 15, 2016 through March 15, 2017 and 4.00% thereafter. The credit facility is with the Funds’ custodian, US Bank. The following table provides information regarding usage of the lines of credit for the period ended May 31, 2017. There was no outstanding balances on the lines of credit as of May 31, 2017.

		Average		Maximum	Date of
	Days	Amount of	Interest	Amount of	Maximum
	Utilized	Borrowing	Expense*	Borrowing	Borrowing
Convergence
Core Plus Fund	3	$ 78,667	$ 25	$180,000	12/22/2016
Convergence
Opportunities Fund	17	$139,000	$244	$285,000	12/16/2016

* Interest expense is included within interest and broker expenses on the Statements of Operations.

The Convergence Market Neutral Fund does not have a line of credit.
(11)	Securities Lending

Following terms of a securities lending agreement with the Funds’ custodian, a Fund may lend securities from its portfolio to brokers, dealers and financial institutions in order to increase the return on its portfolio, primarily through the receipt of borrowing fees and earnings on invested collateral. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by a Fund. During the time securities are on loan, the borrower will pay the applicable Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer or financial institution.

Securities lending involves the risk of a default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities. Additionally, the loaned portfolio securities may not be available to a Fund on a timely basis and that Fund may therefore lose the opportunity to sell the securities at a desirable price. Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the applicable Fund.

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2017 (Unaudited)

As of May 31, 2017, the market value of the securities on loan and value of collateral received for securities lending were as follows:

	Market Value of	Value of
	Securities on Loan	Collateral
Convergence Core Plus Fund	$2,906,642	$2,992,701
Convergence Opportunities Fund	743,824	763,037
Convergence Market Neutral Fund	202,072	205,400

The Funds receive cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the First American Government Obligations Fund – Class Y (a money market fund subject to Rule 2a-7 under the 1940 Act). The Schedules of Investments for the Funds include the particular cash collateral holding as of May 31, 2017. The remaining contractual maturity of all securities lending transactions is overnight and continuous.

The Funds are not subject to a master netting agreement with respect to securities lending; therefore no additional disclosures are required.
The fee and interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Funds’ Statements of Operations.
(12)	Regulatory Updates

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds financial statements and related disclosures.

CONVERGENCE FUNDS
Notice of Privacy Policy & Practices
(Unaudited)

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;
•	information you give us orally; and
•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

CONVERGENCE FUNDS
Additional Information
(Unaudited)

Tax Information

For the year ended November 30, 2016, the Convergence Core Plus Fund, the Convergence Opportunities Fund and the Convergence Market Neutral Fund designated 97.25%, 0.00% and 0.00%, respectively, of its ordinary income distribution as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended November 30, 2016, 97.48%, 0.00% and 0.00% of dividends paid from net ordinary income for the Convergence Core Plus Fund, the Convergence Opportunities Fund and the Convergence Market Neutral Fund, respectively, qualified for the dividends received deduction available to corporate shareholders.

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended November 30, 2016. The Convergence Core Plus Fund utilized earnings and profits distributed to shareholders on redemptions of shares as part of the dividend paid deductions. The amounts designated as short-term and long-term capital gains were as follows:

Core Plus Fund
Year Ended
November 30, 2016
Long-term	$8,494,488

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 877-677-9414.

CONVERGENCE FUNDS
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Independent Trustees

Michael D. Akers, Ph.D.	Trustee	Indefinite	33	Professor and	Independent
615 E. Michigan St.		Term; Since		Chair, Department	Trustee, USA
Milwaukee, WI 53202		August 22,		of Accounting,	MUTUALS
Year of Birth: 1955		2001		Marquette University	(an open-end
				(2004–present).	investment
company with
one portfolio).

Gary A. Drska	Trustee	Indefinite	33	Pilot,	Independent
615 E. Michigan St.		Term; Since		Frontier/Midwest	Trustee, USA
Milwaukee, WI 53202		August 22,		Airlines, Inc.	MUTUALS
Year of Birth: 1956		2001		(airline company)	(an open-end
				(1986–present).	investment
company with
one portfolio).

CONVERGENCE FUNDS
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years
Jonas B. Siegel	Trustee	Indefinite	33	Retired	Independent
615 E. Michigan St.		Term; Since		(2011–present);	Trustee,
Milwaukee, WI 53202		October 23,		Managing Director,	Gottex Trust
Year of Birth: 1943		2009		Chief Administrative	(an open-end
				Officer (“CAO”) and	investment
				Chief Compliance	company with
				Officer (“CCO”),	one portfolio)
				Granite Capital	(2010–2016);
				International Group,	Independent
				L.P. (an investment	Manager,
				management firm)	Ramius IDF
				(1994–2011).	fund complex
(two closed-
end investment
companies)
(2010–2015);
Independent
Trustee, Gottex
Multi-Asset
Endowment
fund complex
(three closed-
end investment
companies)
(2010–2015);
Independent
Trustee,
Gottex Multi-
Alternatives
fund complex
(three closed-
end investment
companies)
(2010–2015).

CONVERGENCE FUNDS
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Interested Trustee and Officers

Joseph C. Neuberger*	Chairperson	Indefinite	33	President	Trustee,
615 E. Michigan St.	and	Term; Since		(2017–present);	Buffalo Funds
Milwaukee, WI 53202	Trustee	August 22,		Chief Operating	(an open-end
Year of Birth: 1962		2001		Officer (2016–	investment
				present); Executive	company with
				Vice President,	ten portfolios);
				U.S. Bancorp	Trustee, USA
				Fund Services,	MUTUALS
				LLC (1994–2017).	(an open-end
investment
company with
one portfolio).

John P. Buckel	President	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	and	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Principal	January 24,		Services, LLC
Year of Birth: 1957	Executive	2013		(2004–present).
Officer

Jennifer A. Lima	Vice	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	President,	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Treasurer	January 24,		Services, LLC
Year of Birth: 1974	and	2013		(2002–present).
Principal
Financial
and
Accounting
Officer

Anita M. Zagrodnik	Chief	Indefinite	N/A	Senior Vice	N/A
615 E. Michigan St.	Compliance	Term; Since		President, U.S.
Milwaukee, WI 53202	Officer,	July 1,		Bancorp Fund
Year of Birth: 1960	Vice	2014		Services, LLC
	President			(2014–present);
	and			CCO (2003–2013)
	Anti-Money			and Senior Vice
	Laundering			President, Ariel
	Officer			Investments, LLC
(2010–2013).

CONVERGENCE FUNDS
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years
Elizabeth B. Scalf**	Chief	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	Compliance	Term;		U.S. Bancorp
Milwaukee, WI 53202	Officer,	Effective		Fund Services,
Year of Birth: 1985	Vice	July 1,		LLC (February
	President	2017		2017–present);
	and			Vice President and
	Anti-Money			Assistant CCO,
	Laundering			Heartland Advisors,
	Officer			Inc. (December 2016–
January 2017);
Vice President and
CCO, Heartland Group,
Inc. (May 2016–
November 2016);
Vice President, CCO
and Senior Legal
Counsel (May 2016–
November 2016),
Assistant CCO and
Senior Legal Counsel
(January 2016–
April 2016), Senior
Legal and Compliance
Counsel (2013–2015),
Legal and Compliance
Counsel (2011–2013),
Heartland Advisors, Inc.

Adam W. Smith	Secretary	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.		Term; Since		President, U.S.
Milwaukee, WI 53202		May 29,		Bancorp Fund
Year of Birth: 1981		2015		Services, LLC
(2012–present).

Cullen O. Small	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		January 22,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2010–present).

CONVERGENCE FUNDS
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years
Kelly A. Burns	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		April 23,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2011–present).

Melissa Aguinaga	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		July 1,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2010–present).

*
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is a board member and an interested person of Quasar Distributors, LLC (the “Distributor”), the Funds’ principal underwriter.

**	Effective July 1, 2017, Elizabeth B. Scalf will replace Anita M. Zagrodnik as Chief Compliance Officer, Vice President and Anti-Money Laundering Officer of the Trust.

(This Page Intentionally Left Blank.)

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION (Unaudited)

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-877-677-9414. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling, toll free, 1-877-677-9414, or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-677-9414 to request individual copies of these documents. Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

CONVERGENCE FUNDS

Investment Adviser	Convergence Investment Partners, LLC
1245 Cheyenne Avenue
Suite 102
Grafton, Wisconsin 53024

Legal Counsel	Godfrey & Kahn, S.C.
833 East Michigan Street
Suite 1800
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen & Company, Ltd.
Accounting Firm	1350 Euclid Avenue
Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

MN-SEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed on February 3, 2017.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*    /s/John Buckel
John Buckel, President

Date    August 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/John Buckel
John Buckel, President

Date    August 1, 2017

By (Signature and Title)*    /s/Jennifer Lima
Jennifer Lima, Treasurer

Date   August 1, 2017

* Print the name and title of each signing officer under his or her signature.